UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number          811-04719

        The TETON Westwood Funds

(Exact name of registrant as specified in charter)

One Corporate Center

                         Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

                         Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end:  September 30

Date of reporting period:  March 31, 2016

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

TETON WESTWOOD FUNDS

Mighty MitesSM Fund

SmallCap Equity Fund

Mid-Cap Equity Fund

Income Fund

Equity Fund

Balanced Fund

Intermediate Bond Fund

Semiannual Report

March 31, 2016

TETON WESTWOOD FUNDS

(Unaudited)

	Class AAA Shares							Class A Shares
	Average Annual Returns – March 31, 2016 (a)							Average Annual Returns – March 31, 2016 (a)(b)(d)
	1 Year	5 Year	10 Year	15 Year	Since Inception	Gross Expense Ratio	Expense Ratio after Adviser Reimburse- ments	1 Year	5 Year	10 Year	15 Year	Since Inception	Gross Expense Ratio	Expense Ratio after Adviser Reimburse- ments
Mighty MitesSM	(7.20)%	7.18%	8.19%	9.55%	10.83%	1.41%	1.41%	(11.18)%	6.04%	7.50%	9.01%	10.36%	1.66%	1.66%
SmallCap Equity	(6.01)	3.53	5.11	4.99	6.62	1.66	1.50	(10.03)	2.43	4.43	4.51	6.23	1.91	1.75
Mid-Cap Equity	(6.55)	—	—	—	5.06	2.74	1.50	(10.48)	—	—	—	3.33	2.99	1.75
Income	(8.12)	5.89	3.53	7.95	6.81	2.40	2.00	(12.01)	4.76	2.86	7.40	6.37	2.65	2.25
Equity	(0.56)	9.25	5.70	5.51	9.84	1.59	1.59	(4.79)	8.11	5.02	4.96	9.47	1.84	1.84
Balanced	(0.11)	6.66	5.16	5.18	8.32	1.31	1.31	(4.35)	5.54	4.47	4.64	7.87	1.56	1.56
Intermediate Bond	1.73	1.88	3.38	3.58	4.78	1.37	1.00	(2.51)	0.92	2.84	3.19	4.53	1.47	1.10

	Class C Shares							Class I Shares
	Average Annual Returns – March 31, 2016 (a)(c)(d)							Average Annual Returns – March 31, 2016 (a)(d)
	1 Year	5 Year	10 Year	15 Year	Since Inception	Gross Expense Ratio	Expense Ratio after Adviser Reimburse- ments	1 Year	5 Year	10 Year	15 Year	Since Inception	Gross Expense Ratio	Expense Ratio after Adviser Reimburse- ments
Mighty MitesSM	(8.80)%	6.38%	7.39%	8.76%	10.16%	2.16%	2.16%	(6.98)%	7.44%	8.40%	9.70%	10.95%	1.16%	1.16%
SmallCap Equity	(7.65)	2.75	4.33	4.19	5.98	2.41	2.25	(5.79)	3.80	5.32	5.13	6.74	1.41	1.25
Mid-Cap Equity	(8.16)	—	—	—	4.31	3.49	2.25	(6.19)	—	—	—	5.38	2.49	0.80
Income	(9.66)	5.13	2.77	7.28	6.27	3.15	2.75	(7.86)	6.15	3.75	8.10	6.93	2.15	1.75
Equity	(2.37)	8.42	4.91	4.73	9.35	2.34	2.34	(0.38)	9.46	5.90	5.64	9.92	1.34	1.34
Balanced	(1.85)	5.86	4.38	4.42	7.76	2.06	2.06	0.14	6.92	5.37	5.32	8.40	1.06	1.06
Intermediate Bond	(0.18)	1.09	2.63	2.82	4.31	2.12	1.75	1.84	2.10	3.56	3.70	4.85	1.12	0.75

(a)

Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.tetonadv.com for performance information as of the most recent month end. For the SmallCap Equity, Mid-Cap Equity, Income, and Intermediate Bond Funds (and for the Mighty MitesSM Fund through September 30, 2005), Teton Advisors, Inc., the “Adviser,” reimbursed expenses to limit the expense ratio. Had such limitations not been in place, returns would have been lower. The contractual expense limitations are in effect through January 31, 2017 and are renewable annually by the Adviser. The Funds, except for the Equity, Balanced, and Intermediate Bond Funds, impose a 2% redemption fee on shares sold or exchanged within seven days after the date of purchase. Investors should carefully consider the investment objectives, risks, charges, and expenses of a Fund before investing. The prospectuses contain information about these and other matters and should be read carefully before investing. To obtain a prospectus, please visit our website at www.tetonadv.com.

(b)	Includes the effect of the maximum 4.00% sales charge at the beginning of the period.
(c)	Assuming payment of the 1% maximum contingent deferred sales charge imposed on redemptions made within one year of purchase.
(d)

The performance of the Class AAA Shares is used to calculate performance for the periods prior to the issuance of Class A Shares, Class C Shares, and Class I Shares, except for Mid-Cap Equity Fund. The performance for all share classes of Mid-Cap Equity Fund is based on the Fund’s inception date of May 31, 2013. The performance for the Class A Shares and Class C Shares would have been lower due to the additional fees and expenses associated with these classes of shares. The performance for the Class I Shares would have been higher due to the lower expenses associated with this class of shares. The inception dates for the Class AAA Shares and the initial issuance dates for the Class A Shares, Class C Shares, and Class I Shares after which shares remained continuously outstanding are listed below.

	Class AAA Shares	Class A Shares	Class C Shares	Class I Shares
Mighty MitesSM	05/11/98	11/26/01	08/03/01	01/11/08
SmallCap Equity	04/15/97	11/26/01	11/26/01	01/11/08
Mid-Cap Equity	05/31/13	05/31/13	05/31/13	05/31/13
Income	09/30/97	05/09/01	11/26/01	01/11/08
Equity	01/02/87	01/28/94	02/13/01	01/11/08
Balanced	10/01/91	04/06/93	09/25/01	01/11/08
Intermediate Bond	10/01/91	07/26/01	10/22/01	01/11/08

The TETON Westwood Funds file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain this information at www.tetonadv.com or by calling the Funds at 800-WESTWOOD (800-937-8966). The Funds’ Form N-Q is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

Each Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Funds’ proxy voting policies, procedures, and how the Funds voted proxies relating to portfolio securities are available without charge, upon request, by (i) calling 800-WESTWOOD (800-937-8966); (ii) writing to The TETON Westwood Funds at One Corporate Center, Rye, NY 10580-1422; and (iii) visiting the SEC’s website at www.sec.gov.

TETON Westwood Funds

Disclosure of Fund Expenses (Unaudited)

For the Six Month Period from October 1, 2015 through March 31, 2016

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund’s costs in two ways:

Actual Fund Return: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the past six months, and the Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.

Hypothetical 5% Return: This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case – because the hypothetical return used is not the Fund’s actual return – the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

TETON Westwood Funds

Disclosure of Fund Expenses (Unaudited) (Continued)

For the Six Month Period from October 1, 2015 through March 31, 2016

Expense Table

	Actual Fund Return				Hypothetical 5% Return
	Beginning	Ending	Annualized	Expenses	Beginning	Ending	Annualized	Expenses
	Account Value	Account Value	Expense	Paid During	Account Value	Account Value	Expense	Paid During
	10/01/15	03/31/16	Ratio	Period*	10/01/15	03/31/16	Ratio	Period*

TETON Westwood Mighty MitesSM Fund
Class AAA	$1,000.00	$1,034.20	1.43%	$7.27	$1,000.00	$1,017.85	1.43%	$7.21
Class A	$1,000.00	$1,032.30	1.68%	$8.54	$1,000.00	$1,016.60	1.68%	$8.47
Class C	$1,000.00	$1,030.00	2.18%	$11.06	$1,000.00	$1,014.10	2.18%	$10.98
Class I	$1,000.00	$1,035.10	1.18%	$6.00	$1,000.00	$1,019.10	1.18%	$5.96

TETON Westwood SmallCap Equity Fund
Class AAA	$1,000.00	$1,030.10	1.50%	$7.61	$1,000.00	$1,017.50	1.50%	$7.57
Class A	$1,000.00	$1,029.20	1.75%	$8.88	$1,000.00	$1,016.25	1.75%	$8.82
Class C	$1,000.00	$1,026.70	2.25%	$11.40	$1,000.00	$1,013.75	2.25%	$11.33
Class I	$1,000.00	$1,031.80	1.25%	$6.35	$1,000.00	$1,018.75	1.25%	$6.31

TETON Westwood Mid-Cap Equity Fund
Class AAA	$1,000.00	$ 995.80	1.50%	$7.48	$1,000.00	$1,017.50	1.50%	$7.57
Class A	$1,000.00	$ 994.90	1.75%	$8.73	$1,000.00	$1,016.25	1.75%	$8.82
Class C	$1,000.00	$ 992.10	2.25%	$11.21	$1,000.00	$1,013.75	2.25%	$11.33
Class I	$1,000.00	$ 998.50	0.98%	$4.90	$1,000.00	$1,020.10	0.98%	$4.95

TETON Westwood Income Fund
Class AAA	$1,000.00	$1,032.10	2.00%	$10.16	$1,000.00	$1,015.00	2.00%	$10.08
Class A	$1,000.00	$1,030.50	2.25%	$11.42	$1,000.00	$1,013.75	2.25%	$11.33
Class C	$1,000.00	$1,029.00	2.75%	$13.95	$1,000.00	$1,011.25	2.75%	$13.83
Class I	$1,000.00	$1,033.10	1.75%	$8.89	$1,000.00	$1,016.25	1.75%	$8.82

TETON Westwood Equity Fund
Class AAA	$1,000.00	$1,070.10	1.62%	$8.38	$1,000.00	$1,016.90	1.62%	$8.17
Class A	$1,000.00	$1,068.30	1.87%	$9.67	$1,000.00	$1,015.65	1.87%	$9.42
Class C	$1,000.00	$1,065.30	2.37%	$12.24	$1,000.00	$1,013.15	2.37%	$11.93
Class I	$1,000.00	$1,070.40	1.37%	$7.09	$1,000.00	$1,018.15	1.37%	$6.91

TETON Westwood Balanced Fund
Class AAA	$1,000.00	$1,049.50	1.34%	$6.87	$1,000.00	$1,018.30	1.34%	$6.76
Class A	$1,000.00	$1,048.00	1.59%	$8.14	$1,000.00	$1,017.05	1.59%	$8.02
Class C	$1,000.00	$1,045.60	2.09%	$10.69	$1,000.00	$1,014.55	2.09%	$10.53
Class I	$1,000.00	$1,050.90	1.09%	$5.59	$1,000.00	$1,019.55	1.09%	$5.50

TETON Westwood Intermediate Bond Fund
Class AAA	$1,000.00	$1,021.00	1.00%	$5.05	$1,000.00	$1,020.00	1.00%	$5.05
Class A	$1,000.00	$1,019.90	1.10%	$5.55	$1,000.00	$1,019.50	1.10%	$5.55
Class C	$1,000.00	$1,015.40	1.75%	$8.82	$1,000.00	$1,016.25	1.75%	$8.82
Class I	$1,000.00	$1,020.70	0.75%	$3.79	$1,000.00	$1,021.25	0.75%	$3.79

*

Expenses are equal to the Funds’ annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (183 days), then divided by 366.

Summary of Portfolio Holdings (Unaudited)

The following tables present portfolio holdings as a percent of net assets as of March 31, 2016:

TETON Westwood Mighty MitesSM Fund

Diversified Industrial	10.2%
U.S. Government Obligations	9.3%
Health Care	8.0%
Equipment and Supplies	6.7%
Financial Services	5.9%
Automotive: Parts and Accessories	4.5%
Food and Beverage	4.0%
Electronics	3.9%
Business Services	3.7%
Telecommunications	3.5%
Machinery	3.1%
Entertainment	3.0%
Computer Software and Services	2.8%
Hotels and Gaming	2.7%
Consumer Products	2.6%
Retail	2.6%
Specialty Chemicals	2.6%
Real Estate	2.1%
Aerospace and Defense	2.1%
Publishing	1.9%
Restaurants	1.8%
Building and Construction	1.4%
Broadcasting	1.4%
Metals and Mining	1.3%

Aviation: Parts and Services	1.1%
Energy and Utilities: Water	1.0%
Manufactured Housing and Recreational Vehicles	0.9%
Energy and Utilities: Natural Gas	0.9%
Semiconductors	0.9%
Consumer Services	0.6%
Energy and Utilities: Integrated	0.5%
Automotive	0.5%
Environmental Control	0.5%
Airlines	0.4%
Energy and Utilities: Services	0.3%
Agriculture	0.3%
Communications Equipment	0.3%
Energy and Utilities: Oil	0.2%
Transportation	0.2%
Paper and Forest Products	0.2%
Closed-End Business Development Company	0.1%
Educational Services	0.0%*
Energy and Utilities: Alternative Energy	0.0%*
Energy and Utilities	0.0%*
Other Assets and Liabilities (Net)	0.0%*

100.0%

*	Amount represents less than 0.05%.

TETON Westwood SmallCap Equity Fund

Financial Services	21.7%
Semiconductors	13.9%
Retail	9.1%
Energy and Utilities	9.1%
Business Services	8.1%
Health Care	6.3%
U.S. Government Obligations	5.1%
Computer Software and Services	4.7%
Electronics	4.4%
Building and Construction	4.2%
Equipment and Supplies	3.3%

Telecommunications	3.1%
Diversified Industrial	2.4%
Computer Hardware	1.1%
Specialty Chemicals	1.0%
Aerospace	0.9%
Machinery	0.8%
Consumer Products	0.5%
Other Assets and Liabilities (Net)	0.3%

100.0%

TETON Westwood Mid-Cap Equity Fund

Consumer Discretionary	18.9%
Industrials	18.1%
Information Technology	17.1%
Financials	16.6%
Health Care	13.9%
Energy	5.7%

Utilities	3.8%
Consumer Staples	3.1%
U.S. Government Obligations	2.4%
Materials	1.7%
Other Assets and Liabilities (net)	(1.3)%

100.0%

Summary of Portfolio Holdings (Unaudited) (Continued)

TETON Westwood Income Fund

Financial Services	23.4%
Health Care	19.9%
Retail	6.5%
Computer Hardware	6.1%
Diversified Industrial	5.9%
Computer Software and Services	5.0%
Specialty Chemicals	5.0%
Entertainment	3.5%
Metals and Mining	3.1%
Communications Equipment	2.6%
Paper and Forest Products	2.6%
Energy and Utilities: Oil	2.4%

U.S. Government Obligations	2.3%
Automotive	2.1%
Energy and Utilities: Services	1.8%
Food and Beverage	1.7%
Consumer Staples	1.6%
Telecommunications	1.3%
Machinery	1.2%
Energy and Utilities: Integrated	0.6%
Energy and Utilities	0.4%
Other Assets and Liabilities (Net)	1.0%

100.0%

TETON Westwood Equity Fund

Health Care	13.3%
Financial Services	10.4%
Banking	8.8%
Aerospace	7.7%
Food and Beverage	7.5%
Telecommunications	5.2%
Energy: Oil	4.5%
Energy: Integrated	4.4%
Retail	4.3%
Consumer Products	4.3%
Computer Software and Services	4.1%
Business Services	3.8%
Energy and Energy Services	3.1%

Cable and Satellite	3.0%
Mutual Fund	2.5%
Diversified Industrial	2.3%
Specialty Chemicals	2.2%
Electronics	2.1%
Entertainment	2.0%
Computer Hardware	1.9%
Transportation	1.8%
Energy: Natural Gas	0.9%
Other Assets and Liabilities (Net)	(0.1)%

100.0%

TETON Westwood Balanced Fund

Health Care	12.0%
Banking	9.9%
Financial Services	9.2%
U.S. Government Agency Obligations	6.5%
U.S. Government Obligations	6.5%
Energy: Oil	5.3%
Aerospace	4.9%
Food and Beverage	4.8%
Consumer Products	4.6%
Mutual Fund	4.4%
Electronics	3.5%
Telecommunications	3.3%
Energy: Integrated	2.8%
Retail	2.8%

Computer Software and Services	2.7%
Diversified Industrial	2.7%
Transportation	2.7%
Business Services	2.4%
Computer Hardware	2.2%
Energy and Energy Services	2.0%
Cable and Satellite	2.0%
Specialty Chemicals	1.3%
Entertainment	1.3%
Energy: Natural Gas	0.5%
Other Assets and Liabilities (Net)	(0.3)%

100.0%

TETON Westwood Intermediate Bond Fund

Corporate Bonds	61.0%
U.S. Government Obligations	22.7%
Mutual Fund	9.0%
U.S. Government Agency Obligations	6.6%

Other Assets and Liabilities (Net)	0.7%

100.0%

TETON Westwood Mighty MitesSM Fund

Schedule of Investments — March 31, 2016 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS — 90.2%
	Aerospace and Defense — 2.1%
1,218,900	Aerojet Rocketdyne Holdings Inc.†	$5,625,828	$19,965,582
168,710	Innovative Solutions & Support Inc.†	738,725	443,707
7,000	Kratos Defense & Security Solutions Inc.†	42,963	34,650

		6,407,516	20,443,939

	Agriculture — 0.3%
225	J.G. Boswell Co.	144,676	144,000
199,236	Limoneira Co.	4,325,729	3,028,387

		4,470,405	3,172,387

	Airlines — 0.4%
80,000	American Airlines Group Inc.	32,753	3,280,800
225,000	American Airlines Group Inc.,Escrow	3,288	247,500

		36,041	3,528,300

	Automotive — 0.5%
27,200	Lithia Motors Inc., Cl. A	517,533	2,375,376
20,000	Navistar International Corp.†	152,109	250,400
66,500	Sonic Automotive Inc., Cl. A	849,600	1,228,920
70,000	Wabash National Corp.†	132,194	924,000

		1,651,436	4,778,696

	Automotive: Parts and Accessories — 4.3%
422,550	Accuride Corp.†	948,730	654,953
6,000	China Automotive Systems Inc.†	34,007	27,840
105,000	Dana Holding Corp.	624,230	1,479,450
400,000	Federal-Mogul Holdings Corp.†	3,578,148	3,952,000
13,400	Gentherm Inc.†	194,890	557,306
25,000	Jason Industries Inc.†	122,980	87,500
196,600	Modine Manufacturing Co.†	1,907,098	2,164,566
24,000	Motorcar Parts of America Inc.†	315,465	911,520
60,000	Puradyn Filter Technologies Inc.†	13,098	3,000
77,000	Shiloh Industries Inc.†	1,046,524	395,010
123,200	Standard Motor Products Inc.	1,280,168	4,268,880
176,500	Strattec Security Corp.	4,369,240	10,129,335
611,000	Superior Industries International Inc.	11,058,932	13,490,880
37,000	Tenneco Inc.†	115,032	1,905,870
33,000	Titan International Inc.	287,032	177,540
33,425	Tower International Inc.	736,834	909,160
134,231	West Marine Inc.†	1,576,523	1,220,160

		28,208,931	42,334,970

	Aviation: Parts and Services — 1.1%
13,500	Astronics Corp.†	110,901	515,025
14,778	Astronics Corp., Cl. B†	117,275	568,066
125,642	Ducommun Inc.†	2,158,735	1,916,041
197,301	Kaman Corp.	5,011,314	8,422,780

		7,398,225	11,421,912

	Broadcasting — 1.4%
614,200	ACME Communications Inc.† .	18,229	100,974
730,800	Beasley Broadcast Group Inc., Cl. A(a)	3,878,003	2,565,108
133,000	Crown Media Holdings Inc., Cl. A†	314,097	675,640
38,000	Cumulus Media Inc., Cl. A†	171,148	17,643
86,700	Entercom Communications Corp., Cl. A†	195,208	917,286
257,500	Gray Television Inc.†	280,841	3,017,900

Shares		Cost	Market Value
80,042	Gray Television Inc., Cl. A†	$530,550	$838,440
33,300	Hemisphere Media Group Inc.†	470,382	437,229
620,008	Salem Media Group Inc.	3,287,090	3,571,246
33,000	Sinclair Broadcast Group Inc., Cl. A	53,667	1,014,750
41,675	Videocon d2h Ltd., ADR†	265,893	306,728

		9,465,108	13,462,944

	Building and Construction — 1.4%
141,000	Gibraltar Industries Inc.†	3,237,843	4,032,600
866,565	Huttig Building Products Inc.†	1,009,835	3,188,959
107,074	MYR Group Inc.†	2,422,367	2,688,628
16,000	Nortek Inc.†	907,305	772,640
99,360	The Monarch Cement Co.	2,617,383	3,180,017

		10,194,733	13,862,844

	Business Services — 3.7%
292,079	Ascent Capital Group Inc., Cl. A†	8,185,947	4,325,690
14,000	Cenveo Inc.†	56,568	5,880
594	Du-Art Film Labs Inc.†	98,792	100,891
705,520	Edgewater Technology Inc.†(a)	2,293,833	5,496,001
101,271	GP Strategies Corp.†	928,058	2,774,825
23,300	ICF International Inc.†	558,939	800,821
555,590	Internap Corp.†	3,401,678	1,516,761
32,029	KAR Auction Services Inc.	443,660	1,221,586
8,000	Landauer Inc.	282,324	264,560
16,000	Macquarie Infrastructure Corp.	203,038	1,079,040
4,560	Matthews International Corp., Cl. A	200,594	234,703
20,000	McGrath RentCorp	535,869	501,600
1,690,000	ModusLink Global Solutions Inc.†	5,996,460	2,484,300
30,000	Pendrell Corp.†	48,782	15,900
196,772	PFSweb Inc.†	943,201	2,581,649
182,359	PRGX Global Inc.†	1,068,600	860,734
322,800	Pure Technologies Ltd.	1,507,350	1,212,908
201,492	Safeguard Scientifics Inc.†	3,908,458	2,669,769
242,000	Scientific Games Corp., Cl. A†	2,861,472	2,282,060
1,000	Stamps.com Inc.†	12,517	106,280
168,069	Team Inc.†	5,305,601	5,105,940
15,000	Trans-Lux Corp.†	99,560	61,500
37,282	Viad Corp.	993,885	1,087,143

		39,935,186	36,790,541

	Closed-End Business Development Company — 0.1%
108,000	MVC Capital Inc.	1,068,449	805,680

	Communications Equipment — 0.3%
305,390	Communications Systems Inc.	3,176,059	2,244,617
275,000	Extreme Networks Inc.†	946,476	855,250
134,600	Sycamore Networks Inc.†	37,521	52,494
30,000	ViewCast.com Inc.†	14,100	39

		4,174,156	3,152,400

	Computer Software and Services — 2.8%
144,013	American Software Inc., Cl. A	1,313,341	1,296,117
63,000	Avid Technology Inc.†	626,637	425,880
216,785	Blucora Inc.†	3,639,499	1,118,611
317,000	Callidus Software Inc.†	1,754,441	5,287,560
74,687	Carbonite Inc.†	854,516	595,255
16,000	Cinedigm Corp., Cl. A†	27,077	3,315
60,000	comScore Inc.†	2,489,464	1,802,400
30,000	Datawatch Corp.†	257,678	148,500
56,101	Digi International Inc.†	566,777	529,032
595,250	EarthLink Holdings Corp.	2,440,711	3,375,067
800,000	FalconStor Software Inc.†	2,531,413	1,072,000
1,410	Gemalto NV	8,172	104,241
459,202	Global Sources Ltd.†	2,992,593	3,719,536

See accompanying notes to financial statements.

TETON Westwood Mighty MitesSM Fund

Schedule of Investments (Continued) — March 31, 2016 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Computer Software and Services (Continued)
20,000	GSE Systems Inc.†	$109,966	$54,200
593,507	Guidance Software Inc.†	5,005,234	2,552,080
144,117	iGO Inc.†	484,026	416,498
458,356	Lionbridge Technologies Inc.†	1,640,566	2,319,281
10,000	Materialise NV, Cl. A, ADR†	58,532	76,000
35,500	Mercury Systems Inc.†	282,814	720,650
67,500	Mitek Systems Inc.†	199,734	441,450
5,802	MTS Systems Corp.	265,634	353,052
12,000	Qualstar Corp.†	17,642	5,173
201,400	Qumu Corp.†	2,389,034	928,454
3,400	Tyler Technologies Inc.†	37,768	437,274

		29,993,269	27,781,626

	Consumer Products — 2.6%
127,200	Acme United Corp.	2,271,327	2,078,448
25,684	Arctic Cat Inc.	936,542	431,491
151,800	Bassett Furniture Industries Inc.	2,220,382	4,836,348
2,000	Brunswick Corp.	30,085	95,960
55,687	Callaway Golf Co.	383,296	507,865
38,000	Elizabeth Arden Inc.†	501,703	311,220
3,500	Johnson Outdoors Inc., Cl. A	29,026	77,770
11,400	Lakeland Industries Inc.†	109,829	139,878
1,463,899	Marine Products Corp.	9,883,166	11,110,993
13,000	MarineMax Inc.†	63,807	253,110
200	National Presto Industries Inc.	5,745	16,748
75,031	Nautilus Inc.†	571,200	1,449,599
128,300	Oil-Dri Corp. of America	2,285,450	4,333,974
5,700	PC Group Inc.†	3,465	41
14,398	Sequential Brands Group Inc.†	157,328	92,004
11,000	Stanley Furniture Co Inc.†	28,035	29,150
10,400	Syratech Corp.†	2,600	31

		19,482,986	25,764,630

	Consumer Services — 0.6%
485,500	1-800-Flowers.com Inc., Cl. A†	1,417,319	3,825,740
5,100	Angie’s List Inc.†	31,414	41,157
55,000	Bowlin Travel Centers Inc.†	69,687	85,250
800	Collectors Universe Inc.	238	13,280
63,025	Liberty Tax Inc.	1,169,913	1,234,660
74,991	XO Group Inc.†	732,512	1,203,606

		3,421,083	6,403,693

	Diversified Industrial — 9.9%
20,000	A.M. Castle & Co.†	176,098	54,000
74,492	AEP Industries Inc.	3,466,704	4,916,472
9,292	American Railcar Industries Inc.	147,177	378,463
425,000	Ampco-Pittsburgh Corp.	8,922,603	5,911,750
242,200	Burnham Holdings Inc., Cl. A(a)	3,892,769	4,008,410
117,122	Chase Corp.	1,690,600	6,159,446
115,300	Columbus McKinnon Corp.	1,895,176	1,817,128
292,292	FormFactor Inc.†	1,778,006	2,124,963
33,000	Graham Corp.	534,517	657,030
432,703	Griffon Corp.	4,709,349	6,685,261
9,000	Handy & Harman Ltd.†	225,670	246,150
25,000	Haulotte Group SA	134,090	398,266
27,000	Haynes International Inc.	1,289,032	985,500
6,000	Innophos Holdings Inc.	175,689	185,460
314,509	Insignia Systems Inc.†	914,190	896,351
180,869	Intevac Inc.†	809,267	813,911
97,649	John Bean Technologies Corp.	2,860,405	5,508,380
269,792	Katy Industries Inc.†	292,072	472,136
67,089	L.B. Foster Co., Cl. A	1,557,931	1,218,336
253,172	Lawson Products Inc.†	3,520,022	4,957,108
40,000	LSB Industries Inc.†	222,135	510,000
147,949	Lydall Inc.†	1,457,314	4,811,301
9,500	MSA Safety Inc.	306,832	459,325

Shares		Cost	Market Value
609,932	Myers Industries Inc.	$7,999,146	$7,843,726
207,211	NAPCO Security Technologies Inc.†	1,105,247	1,295,069
157,500	Park-Ohio Holdings Corp.	3,045,678	6,744,150
150,000	Playmates Holdings Ltd.	168,160	176,156
24,080	Raven Industries Inc.	482,245	385,762
66,666	Rubicon Ltd.†	37,762	11,981
18,699	RWC Inc.†	306,532	276,745
486,750	Sevcon Inc.†(a)	2,798,468	4,891,837
28,000	Standex International Corp.	928,588	2,178,680
586,481	Steel Partners Holdings LP†	9,439,686	8,943,835
375,000	Tredegar Corp.	6,539,066	5,895,000
293,000	Twin Disc Inc.	5,180,893	2,968,090
176,476	Vishay Precision Group Inc.†	2,814,727	2,472,429

		81,823,846	98,258,607

	Educational Services — 0.0%
500,587	Corinthian Colleges Inc.†	198,119	476
110,000	Universal Technical Institute Inc.	1,684,046	474,100

		1,882,165	474,576

	Electronics — 3.9%
33,000	Alliance Semiconductor Corp.†	66,300	23,100
14,000	Badger Meter Inc.	477,554	931,140
173,323	Bel Fuse Inc., Cl. A(a)	3,219,912	2,423,922
348,577	CTS Corp.	2,909,957	5,486,602
60,000	Daktronics Inc.	605,580	474,000
151,867	Dialight plc	1,836,479	1,243,274
49,789	Electro Scientific Industries Inc.†	507,868	355,991
63,771	EMRISE Corp.†	10,714	12,754
32,000	IMAX Corp.†	136,444	994,880
20,000	Iteris Inc.†	32,200	48,800
254,000	Kimball Electronics Inc.†	1,558,472	2,837,180
185,000	Kopin Corp.†	679,398	307,100
42,000	Mesa Laboratories Inc.	1,085,062	4,046,700
33,800	Methode Electronics Inc.	190,811	988,312
387,637	MOCON Inc.(a)	5,589,158	5,368,772
52,100	MoSys Inc.†	150,654	33,865
64,800	Newport Corp.†	419,585	1,490,400
107,634	Park Electrochemical Corp.	1,841,224	1,723,220
82,074	Rofin-Sinar Technologies Inc.†	1,923,230	2,644,424
78,000	Schmitt Industries Inc.†	210,348	192,660
7,037	Sparton Corp.†	119,633	126,596
256,498	Stoneridge Inc.†	1,639,200	3,734,611
8,000	Stratasys Ltd.†	127,783	207,360
157,000	Ultra Clean Holdings†	478,219	841,520
105,198	Ultralife Corp.†	421,401	538,614
99,500	Ultratech Inc.†	1,819,137	2,173,080

		28,056,323	39,248,877

	Energy and Utilities: Alternative Energy — 0.0%
39,200	JA Solar Holdings Co. Ltd., ADR†	339,814	337,512

	Energy and Utilities: Integrated — 0.5%
89,440	Broadwind Energy Inc.†	563,104	269,214
135,100	Headwaters Inc.†	566,488	2,680,384
38,000	MGE Energy Inc.	896,175	1,985,500

		2,025,767	4,935,098

	Energy and Utilities: Natural Gas — 0.9%
21,554	Abraxas Petroleum Corp.†	89,130	21,770
260,000	Alvopetro Energy Ltd.†	241,629	60,058
38,750	Chesapeake Utilities Corp.	708,728	2,440,087
90,570	Corning Natural Gas Holding Co.	1,015,904	1,473,574
105,000	Delta Natural Gas Co. Inc.	1,603,470	2,430,750
28,000	Gas Natural Inc.	278,746	218,680

See accompanying notes to financial statements.

TETON Westwood Mighty MitesSM Fund

Schedule of Investments (Continued) — March 31, 2016 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Energy and Utilities: Natural Gas (Continued)
95,800	Gastar Exploration Inc.†	$406,048	$105,380
400,181	Gulf Coast Ultra Deep Royalty Trust†	318,463	34,015
15,000	Piedmont Natural Gas Co. Inc.	530,578	897,450
43,600	RGC Resources Inc.	566,134	942,632
15,000	U.S. Energy Corp.†	54,002	5,475
10,928	Whitecap Resources Inc.	92,690	65,126

		5,905,522	8,694,997

	Energy and Utilities: Oil — 0.2%
194,844	Callon Petroleum Co.†	1,328,335	1,724,369
21,900	Mitcham Industries Inc.†	221,713	67,014
57,900	Tesco Corp.	503,333	498,519
119,637	Triangle Petroleum Corp.†	899,637	64,879

		2,953,018	2,354,781

	Energy and Utilities: Services — 0.3%
2,000	Archer Ltd.†	68,684	1,167
18,000	Dawson Geophysical Co.†	202,408	82,260
25,300	Flotek Industries Inc.†	279,150	185,449
16,671	Gulf Island Fabrication Inc.	441,878	130,867
15,000	Key Energy Services Inc.†	3,735	5,541
208,000	Layne Christensen Co.†	2,178,088	1,495,520
92,500	RPC Inc.	218,733	1,311,650
7,100	Subsea 7 SA, ADR†	25,056	53,960

		3,417,732	3,266,414

	Energy and Utilities: Water — 1.0%
24,226	Artesian Resources Corp., Cl. A	482,625	677,359
45,174	Cadiz Inc.†	518,835	235,808
24,800	California Water Service Group	478,222	662,656
4,000	Connecticut Water Service Inc.	135,142	180,400
65,000	Consolidated Water Co. Ltd.	703,929	791,050
68,000	Energy Recovery Inc.†	280,443	703,120
30,433	Middlesex Water Co.	587,770	938,858
20,000	Mueller Water Products Inc., Cl. A	169,066	197,600
111,304	SJW Corp.	2,672,607	4,045,900
44,037	The York Water Co.	719,093	1,344,009

		6,747,732	9,776,760

	Entertainment — 3.0%
355,100	Canterbury Park Holding Corp.(a)	3,649,610	3,678,836
619,556	Dover Motorsports Inc.	1,521,154	1,406,392
717,763	Entravision Communications Corp., Cl. A	1,819,062	5,340,157
4,000	Eros International plc†	45,394	46,040
1,141,604	Media General Inc.†	6,296,627	18,619,561
54,000	RLJ Entertainment Inc.†	236,046	48,600
50,000	SFX Entertainment Inc.†	2,750	1,945
34,000	World Wrestling Entertainment Inc., Cl. A	509,340	600,440

		14,079,983	29,741,971

	Environmental Control — 0.5%
7,500	BioteQ Environmental Technologies Inc.†	12,419	173
607,228	Casella Waste Systems Inc., Cl. A†	2,871,387	4,068,428
15,718	Ceco Environmental Corp.	225,420	97,609
107,700	Hudson Technologies Inc.†	387,751	353,256

		3,496,977	4,519,466

	Equipment and Supplies — 6.7%
18,000	Amtech Systems Inc.†	204,778	116,820

Shares		Cost	Market Value
20,000	AZZ Inc.	$716,820	$1,132,000
170,000	Blount International Inc.†	1,897,938	1,696,600
162,400	CIRCOR International Inc.	5,806,086	7,533,736
309,202	Core Molding Technologies Inc.†	2,284,526	3,858,841
740,000	Federal Signal Corp.	5,383,673	9,812,400
460,000	Interpump Group SpA	3,334,554	6,726,141
710,179	Kimball International Inc., Cl. B	7,439,039	8,060,532
20,000	Maezawa Kyuso Industries Co. Ltd.	108,117	249,500
20,103	Powell Industries Inc.	750,311	599,270
274,200	SL Industries Inc.†(a)	3,041,538	9,322,800
331,022	The Eastern Co.(a)	6,036,900	5,435,381
123,000	The Gorman-Rupp Co.	2,770,252	3,189,390
41,800	The Greenbrier Companies Inc.	866,098	1,155,352
318,600	The L.S. Starrett Co., Cl. A(a)	3,735,726	3,297,510
115,933	Titan Machinery Inc.†	1,917,267	1,340,185
131,200	TransAct Technologies Inc.	585,041	1,067,968
222,500	Vicor Corp.†	1,538,613	2,331,800

		48,417,277	66,926,226

	Financial Services — 5.9%
1,000,000	Allenex AB†	289,703	307,948
49,400	Anchor Bancorp.†	508,737	1,214,252
20,000	Atlantic American Corp.	75,277	89,000
60,500	BBCN Bancorp Inc.	615,050	918,995
15,000	Berkshire Bancorp Inc.	204,144	116,250
9,246	Berkshire Hills Bancorp Inc.	154,043	248,625
45,326	BKF Capital Group Inc.†	31,884	32,975
75	Burke & Herbert Bank and Trust Co.	95,726	146,250
4	Capital Financial Holdings Inc.	35,200	9,200
6,791	Capitol Federal Financial Inc.	75,244	90,049
18,200	Citizens & Northern Corp.	357,816	361,816
102,339	CoBiz Financial Inc.	1,159,544	1,209,647
28,800	Crazy Woman Creek Bancorp Inc.	497,983	357,984
35,800	Dime Community Bancshares Inc.	576,823	630,796
1,035	Farmers & Merchants Bank of Long Beach	5,622,113	6,261,750
40,000	Farmers National Banc Corp.	333,870	356,400
11,418	Fidelity Southern Corp.	71,198	183,145
32,000	First Internet Bancorp	661,348	747,840
587,600	Flushing Financial Corp.	9,552,264	12,703,912
10	Guaranty Corp., Cl. A†	137,500	700,000
183,860	Hallmark Financial Services Inc.†	1,609,508	2,114,390
15,000	Hancock Holding Co.	190,783	344,400
13,800	Heritage Commerce Corp.	114,043	138,138
8,000	Higher One Holdings Inc.†	30,461	31,280
80,000	Hilltop Holdings Inc.†	1,610,129	1,510,400
30,000	HomeStreet Inc.†	300,000	624,300
90,843	KKR & Co. LP	138,938	1,334,484
21,200	LendingTree Inc.†	488,059	2,072,936
100,000	Medallion Financial Corp.	832,118	923,000
200,000	Monitise plc†	58,454	7,670
18,002	National Interstate Corp.	478,099	538,620
8,255	New York Community Bancorp Inc.	104,605	131,255
4,197	Northrim BanCorp Inc.	91,497	100,350
21,300	OceanFirst Financial Corp.	395,540	376,584
40,000	Oritani Financial Corp.	412,856	678,800
160,000	Pzena Investment Management Inc., Cl. A	1,418,082	1,208,000
36,971	Renasant Corp.	414,186	1,216,716
3,640	Security National Corp.	320,950	349,476

See accompanying notes to financial statements.

TETON Westwood Mighty MitesSM Fund

Schedule of Investments (Continued) — March 31, 2016 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Financial Services (Continued)
8,842	SI Financial Group Inc.	$101,241	$123,169
85,769	Silvercrest Asset Management Group Inc., Cl. A	1,183,539	1,092,697
20,594	Southwest Bancorp Inc.	370,915	309,940
700,000	Sprott Inc.	1,960,346	1,369,009
20,700	State Bank Financial Corp.	357,067	409,032
476,770	Steel Excel Inc.†	13,285,368	4,629,437
122,503	Sterling Bancorp	1,238,753	1,951,473
55,000	TheStreet Inc.	126,642	68,200
10,000	TriState Capital Holdings Inc.†.	98,183	126,000
55,000	TrustCo Bank Corp NY	253,000	333,300
127,100	United Financial Bancorp Inc.	1,749,440	1,600,189
33,089	Value Line Inc.	326,193	530,417
45,900	Washington Trust Bancorp Inc.	1,029,683	1,712,988
82,200	Waterstone Financial Inc.	876,303	1,124,496
87,100	Westfield Financial Inc.	746,912	734,253
28,500	Wilshire Bancorp Inc.	246,078	293,550
395,000	Wright Investors’ Service Holdings Inc.†	605,954	529,300
30,000	Xenith Bankshares Inc.†	127,500	226,800
35,000	Yadkin Financial Corp.	736,188	828,450

		55,483,080	58,380,333

	Food and Beverage — 4.0%
29,200	Andrew Peller Ltd., Cl. A	366,944	662,129
58,000	Calavo Growers Inc.	1,683,397	3,309,480
110,000	Cott Corp.	748,495	1,527,900
520,000	Crimson Wine Group Ltd.†	4,722,247	4,357,600
195,913	Farmer Brothers Co.†	3,798,950	5,460,095
1,100	Hanover Foods Corp., Cl. A	110,881	94,600
252,394	Inventure Foods Inc.†	1,550,228	1,426,026
62,000	Iwatsuka Confectionery Co. Ltd.	3,353,433	2,704,874
1,500	J & J Snack Foods Corp.	21,622	162,420
17,531	John B Sanfilippo & Son Inc.	829,448	1,211,217
172,808	Lifeway Foods Inc.†	1,758,103	1,871,511
155,100	Massimo Zanetti Beverage Group SpA†	1,792,135	1,240,715
35,200	MGP Ingredients Inc.	374,714	853,248
7,800	Rock Field Co. Ltd.	125,557	237,372
5,900	Scheid Vineyards Inc., Cl. A†	89,940	177,737
243,600	Snyder’s-Lance Inc.	5,677,399	7,668,528
300,000	SunOpta Inc.†	2,336,015	1,338,000
8,500	The Boston Beer Co. Inc., Cl. A†	288,591	1,573,095
80,000	The Hain Celestial Group Inc.†	827,229	3,272,800
270,000	Tingyi (Cayman Islands) Holding Corp.	393,787	301,765
295,000	Vitasoy International Holdings Ltd.	161,353	550,652
23,000	Willamette Valley Vineyards Inc.†	88,087	159,160

		31,098,555	40,160,924

	Health Care — 8.0%
32,960	Accuray Inc.†	244,893	190,509
2,362	AcelRx Pharmaceuticals Inc.†	21,558	7,275
5,000	Achillion Pharmaceuticals Inc.†	19,520	38,600
12,700	Alere Inc.†	345,253	642,747
24,000	AngioDynamics Inc.†	294,826	294,960
80,000	ArthroCare Corp. Stub†	0	28,000
341,461	Biolase Inc.†	449,404	447,314
654,701	BioScrip Inc.†	3,940,549	1,401,060
145,100	BioTelemetry Inc.†	1,011,773	1,694,768
8,500	Boiron SA	143,359	687,788

Shares		Cost	Market Value
165,973	Cantel Medical Corp.	$1,786,560	$11,843,833
2,400	Cardica Inc.†	50,865	8,544
111,100	Cardiovascular Systems Inc.†	1,885,169	1,152,107
10,000	CareDx Inc.†	66,238	49,600
62,500	Cepheid Inc.†	595,116	2,085,000
120,000	Cogentix Medical Inc.†	408,083	132,000
339,000	Cutera Inc.†	3,004,303	3,813,750
77,500	Electromed Inc.†	173,672	321,625
232,473	Exactech Inc.†	4,257,604	4,709,903
200,000	Exelixis Inc.†	381,000	800,000
42,000	Genesis Healthcare Inc.†	335,604	97,440
10,000	Greatbatch Inc.†	287,378	356,400
155,392	Harvard Bioscience Inc.†	807,763	469,284
38,000	Heska Corp.†	359,050	1,083,000
4,022	ICU Medical Inc.†	208,829	418,690
633,835	InfuSystems Holdings Inc.†	1,649,886	2,231,099
179,234	IntriCon Corp.†	732,163	1,141,721
221,970	Invacare Corp.	4,093,040	2,923,345
140,000	Meridian Bioscience Inc.	2,878,754	2,885,400
124,750	Neogen Corp.†	515,332	6,281,163
181,407	NeoGenomics Inc.†	585,978	1,222,683
197,500	Nutraceutical International Corp.†	4,806,373	4,809,125
3,333	Nuvectra Corp.†	28,422	18,033
44,612	Omnicell Inc.†	732,122	1,243,336
238,000	OPKO Health Inc.†	1,567,206	2,472,820
45,200	Orthofix International NV†	965,181	1,876,704
115,991	Pain Therapeutics Inc.†	376,235	258,660
1,000	PhotoMedex Inc.†	1,825	540
2,500	PreMD Inc.†	4,580	0
147,061	Quidel Corp.†	1,709,110	2,538,273
67,000	RTI Surgical Inc.†	343,259	268,000
213,500	Special Diversified Opportunities Inc.†	206,946	192,150
276,792	SurModics Inc.†	5,937,256	5,095,741
101,249	Syneron Medical Ltd.†	885,583	740,130
2,000	Targanta Therapeutics Corp., Escrow	0	640
5,000	Titan Medical Inc.†	6,781	3,325
137,000	Trinity Biotech plc, ADR†	1,389,648	1,597,420
75,500	United-Guardian Inc.	676,038	1,560,585
5,174	Utah Medical Products Inc.	143,347	323,582
19,800	Vascular Solutions Inc.†	216,963	644,094
325,000	Zealand Pharma A/S†	4,025,859	6,700,008

		55,556,256	79,802,774

	Hotels and Gaming — 2.7%
71,800	Boyd Gaming Corp.†	416,103	1,483,388
68,540	Churchill Downs Inc.	2,654,585	10,135,695
139,000	Dover Downs Gaming & Entertainment Inc.†	578,779	148,730
79,000	Eldorado Resorts Inc.†	362,024	903,760
2,401	Empire Resorts Inc.†	54,939	32,771
260,000	Full House Resorts Inc.†	380,437	374,400
462,563	Golden Entertainment Inc.†	4,008,249	5,014,183
580,491	Morgans Hotel Group Co.†	4,323,627	801,078
10,000	Ryman Hospitality Properties Inc.	310,832	514,800
378,812	The Marcus Corp.	4,806,119	7,178,487

		17,895,694	26,587,292

	Machinery — 3.1%
327,560	Astec Industries Inc.	11,471,023	15,287,225
12,000	Bolzoni SpA	33,891	58,006
2,001	Capstone Turbine Corp.†	22,272	3,201
6,300	DMG Mori AG	40,709	293,347
12,200	DXP Enterprises Inc.†	222,516	214,232
358,974	Gencor Industries Inc.†	3,483,110	5,248,200
46,000	Global Power Equipment Group Inc.	889,959	92,000
6,000	Hardinge Inc.	54,215	74,820

See accompanying notes to financial statements.

TETON Westwood Mighty MitesSM Fund

Schedule of Investments (Continued) — March 31, 2016 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Machinery (Continued)
155,009	Key Technology Inc.†	$2,570,093	$1,057,161
15,664	Lindsay Corp.	1,058,407	1,121,699
49,300	Tennant Co.	1,064,922	2,537,964
44,400	The Middleby Corp.†	464,969	4,740,588
46,900	Xerium Technologies Inc.†	631,820	244,818

		22,007,906	30,973,261

	Manufactured Housing and Recreational Vehicles — 0.9%
57,000	Cavco Industries Inc.†	3,064,814	5,327,220
140,959	Nobility Homes Inc.†	1,286,250	1,962,854
47,796	Skyline Corp.†	222,012	443,069
61,000	Winnebago Industries Inc.	626,036	1,369,450

		5,199,112	9,102,593

	Metals and Mining — 1.3%
75,000	5N Plus Inc.†	269,916	106,833
10,000	Alkane Resources Ltd.†	3,333	1,610
177,800	Materion Corp.	3,821,160	4,708,144
25,000	Molycorp Inc.†	20,475	937
760,000	Osisko Gold Royalties Ltd.	11,053,936	8,116,420
18,001	Peabody Energy Corp.	189,560	41,762
900,000	Tanami Gold NL†	210,755	27,596

		15,569,135	13,003,302

	Paper and Forest Products — 0.2%
24,800	Keweenaw Land Association Ltd.†	2,104,587	2,132,800

	Publishing — 1.9%
10,000	Cambium Learning Group Inc.†	36,700	42,700
330,000	Il Sole 24 Ore SpA†	542,967	207,280
352,367	Journal Media Group Inc.	1,109,619	4,214,309
908,124	The E.W. Scripps Co., Cl. A	5,687,435	14,157,653

		7,376,721	18,621,942

	Real Estate — 2.1%
200,000	Ambase Corp.†	311,545	350,000
8,000	Bresler & Reiner Inc.†	4,912	4,000
88,300	Capital Properties Inc., Cl. A†	907,243	896,245
105,000	Cohen & Steers Inc.	2,245,241	4,086,600
23,000	FRP Holdings Inc.†	747,272	818,800
245,094	Griffin Industrial Realty Inc.	6,926,320	6,019,509
7,431	Gyrodyne LLC†	216,205	200,043
7,571	Holobeam Inc.†	141,933	211,988
359,623	Reading International Inc., Cl. A†	2,269,643	4,308,284
68,481	Reading International Inc., Cl. B†	551,247	938,190
2,508	Royalty LLC	0	319
134,000	Tejon Ranch Co.†	3,635,302	2,756,380

		17,956,863	20,590,358

	Restaurants — 1.8%
12,997	Biglari Holdings Inc.†	3,956,593	4,831,115
76,000	Denny’s Corp.†	241,347	787,360
92,203	Famous Dave’s of America Inc.†	1,182,317	561,516
35,400	Jamba Inc.†	539,045	437,544
202,834	Nathan’s Famous Inc.†	4,784,702	8,843,562
55,000	The Cheesecake Factory Inc.	1,614,698	2,919,950

		12,318,702	18,381,047

	Retail — 2.6%
48,000	Aaron’s Inc.	935,791	1,204,800
273,000	Big 5 Sporting Goods Corp.	3,818,827	3,033,030
30,000	Destination XL Group Inc.†	169,350	155,100
60,496	Ethan Allen Interiors Inc.	1,459,896	1,924,983
239,200	EVINE Live Inc.†	761,199	279,864

Shares		Cost	Market Value

173,200	Ingles Markets Inc., Cl. A	$2,890,221	$6,495,000
299,200	Krispy Kreme Doughnuts Inc.†	1,912,855	4,664,528
28,000	Lands’ End Inc.†	641,563	714,280
59,000	La-Z-Boy Inc.	1,313,713	1,577,660
15,000	Movado Group Inc.	198,103	412,950
36,000	Pier 1 Imports Inc.	412,772	252,360
29,605	Rush Enterprises Inc., Cl. A†	545,615	539,995
104,005	Rush Enterprises Inc., Cl. B†	1,800,199	1,899,131
6,000	SpartanNash Co.	121,934	181,860
450,000	The Bon-Ton Stores Inc.	4,488,831	1,021,500
6,000	Tuesday Morning Corp.†	32,164	49,080
42,581	Village Super Market Inc., Cl. A	1,147,571	1,028,757
600	Winmark Corp.	40,024	58,788

		22,690,628	25,493,666

	Semiconductors — 0.9%
236,160	Cascade Microtech Inc.†	1,323,037	4,869,619
185,100	Entegris Inc.†	1,250,835	2,521,062
93,700	IXYS Corp.	991,052	1,051,314

		3,564,924	8,441,995

	Specialty Chemicals — 2.6%
85,000	Chemtura Corp.†	1,480,785	2,244,000
1,203,000	Ferro Corp.†	6,186,989	14,279,610
267,226	General Chemical Group Inc.†(a)	59,859	3,474
159,081	Hawkins Inc.	5,569,728	5,741,233
2,000	KMG Chemicals Inc.	51,827	46,140
4,100	Minerals Technologies Inc.	121,383	233,085
80,000	Navigator Holdings Ltd.†	1,375,331	1,292,000
272,102	OMNOVA Solutions Inc.†	697,120	1,512,887

		15,543,022	25,352,429

	Telecommunications — 3.5%
67,200	Atlantic Tele-Network Inc.	2,770,331	5,095,776
1,328,115	Cincinnati Bell Inc.†	4,505,650	5,139,805
40,801	Consolidated Communications Holdings Inc.	510,239	1,051,034
20,000	Frequency Electronics Inc.†	225,394	199,600
714,117	HC2 Holdings Inc.†	2,611,013	2,727,927
652	Horizon Telecom Inc., Cl. B†	22,035	5,020
10,000	Iridium Communications Inc.†	74,845	78,700
95,000	Ixia†	1,088,123	1,183,700
57,500	New ULM Telecom Inc.	528,202	451,087
4,100	North State Telecommuni-cations Corp., Cl. A	349,343	200,900
521,335	ORBCOMM Inc.†	3,005,997	5,281,124
73,135	PC-Tel Inc.	562,689	349,585
5,788	Preformed Line Products Co.	246,195	211,378
493,200	Shenandoah Telecommuni-cations Co.	2,713,146	13,193,100

		19,213,202	35,168,736

	Transportation — 0.2%
15,000	Dakota Plains Holdings Inc.†	22,693	1,365
12,047	Patriot Transportation Holding Inc.†	276,575	243,590
8,200	PHI Inc.†	130,182	155,062
131,758	Providence and Worcester Railroad Co.	1,911,619	1,897,315
1	Trailer Bridge Inc.	7,995	465

		2,349,064	2,297,797

	TOTAL COMMON STOCKS 670,981,131		896,731,096

	PREFERRED STOCKS — 0.2%
	Automotive: Parts and Accessories — 0.2%
20,000	Jungheinrich AG	229,855	1,824,513

See accompanying notes to financial statements.

TETON Westwood Mighty MitesSM Fund

Schedule of Investments (Continued) — March 31, 2016 (Unaudited)

Shares		Cost	Market Value
	CONVERTIBLE PREFERRED STOCKS — 0.3%
	Business Services — 0.0%
364	Trans-Lux Pfd., Ser. B	$72,727	$41,348

	Diversified Industrial — 0.3%
88,937	Sevcon Inc., 4.000%, Ser. A	1,912,146	2,681,451

	Food and Beverage — 0.0%
500	Seneca Foods Corp., Ser. 2003†	7,625	17,395

	Health Care — 0.0%
3,034	BioScrip Inc., Ser. A†	287,862	171,927

	TOTAL CONVERTIBLE PREFERRED STOCKS	2,280,360	2,912,121

	RIGHTS — 0.0%
	Health Care — 0.0%
300,000	Adolor Corp., CPR, expire 07/01/19†	0	156,000
400,000	Sanofi, CVR, expire 12/31/20†	137,800	45,600
200,000	Teva Pharmaceutical Industries Ltd., CCCP, expire 02/20/23†	103,591	106,000

		241,391	307,600

	TOTAL RIGHTS	241,391	307,600

	WARRANTS — 0.0%
	Energy and Utilities — 0.0%
50,000	Kinder Morgan Inc., expire 05/25/17†	2,805	1,825

	Health Care — 0.0%
8,737	BioScrip Inc., Cl. A, expire 07/27/25†	7,979	4,983
8,737	BioScrip Inc., Cl. B, expire 07/27/25†	7,554	4,832

		15,533	9,815

	Real Estate — 0.0%
15,170	Tejon Ranch Co., expire 08/31/16†	89,313	2

Shares		Cost	Market Value

	Transportation — 0.0%
2	Trailer Bridge Inc., Ser. A, expire 04/02/17†	$0	$0
2	Trailer Bridge Inc., Ser. B, expire 04/02/17†	0	0

		0	0

	TOTAL WARRANTS	107,651	11,642

Principal Amount

	CORPORATE BONDS — 0.0%
	Real Estate — 0.0%
$ 40,860	Capital Properties Inc., 5.000%, 12/31/22	40,860	33,403

	U.S. GOVERNMENT OBLIGATIONS — 9.3%
92,701,000	U.S. Treasury Bills,
	0.070% to 0.552%††,
	04/14/16 to 09/29/16	92,585,503	92,625,889

	TOTAL INVESTMENTS — 100.0%	$766,466,751	994,446,264

	Other Assets and Liabilities (Net) — 0.0%		(269,711)

	NET ASSETS — 100.0%		$994,176,553

(a)	Security considered an affiliated holding because the Fund owns at least 5% of its outstanding shares.

†	Non-income producing security.

††	Represents annualized yield at date of purchase.

ADR	American Depositary Receipt

CCCP Contingent Cash Consideration Payment

CPR Contingent Payment Right

CVR Contingent Value Right

See accompanying notes to financial statements.

TETON Westwood SmallCap Equity Fund

Schedule of Investments — March 31, 2016 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS — 94.6%
	Aerospace — 0.9%
4,200	Hexcel Corp.	$95,744	$183,582

	Building and Construction — 4.2%
18,800	Builders FirstSource Inc.†	121,201	211,876
9,300	EMCOR Group Inc.	386,197	451,980
9,300	MYR Group Inc.†	140,432	233,523

		647,830	897,379

	Business Services — 8.1%
15,450	ABM Industries Inc.	323,058	499,189
13,750	FTI Consulting Inc.†	448,856	488,263
4,950	KAR Auction Services Inc.	76,193	188,793
9,100	McGrath RentCorp	246,407	228,228
10,400	The Brink’s Co.	268,947	349,336

		1,363,461	1,753,809

	Computer Hardware — 1.1%
17,500	QLogic Corp.†	237,498	235,200

	Computer Software and Services — 4.7%
6,100	Bottomline Technologies Inc.†	107,885	185,989
17,000	NetScout Systems Inc.†	322,320	390,490
13,100	Progress Software Corp.†	255,033	315,972
3,900	PTC Inc.†	76,909	129,324

		762,147	1,021,775

	Consumer Products — 0.5%
3,900	Hanesbrands Inc.	26,061	110,526

	Diversified Industrial — 2.4%
4,250	Barnes Group Inc.	102,409	148,877
12,360	Columbus McKinnon Corp.	168,445	194,793
3,500	Sealed Air Corp.	57,890	168,035

		328,744	511,705

	Electronics — 4.4%
6,700	FARO Technologies Inc.†	197,808	215,807
5,300	Plantronics Inc.	199,375	207,707
8,500	Stratasys Ltd.†	259,548	220,320
10,350	Vishay Intertechnology Inc.	110,924	126,373
3,400	Woodward Inc.	109,074	176,868

		876,729	947,075

	Energy and Utilities — 9.1%
12,400	Carrizo Oil & Gas Inc.†	433,828	383,408
17,000	Gulfport Energy Corp.†	605,314	481,780
14,000	Matador Resources Co.†	247,006	265,440
23,900	Newpark Resources Inc.†	169,364	103,248
40,800	Patterson-UTI Energy Inc.	681,646	718,896

		2,137,158	1,952,772

	Equipment and Supplies — 3.3%
7,100	CIRCOR International Inc.	254,857	329,369
7,600	Crown Holdings Inc.†	283,749	376,884

		538,606	706,253

	Financial Services — 21.7%
6,300	BankUnited Inc.	154,971	216,972
8,350	BBCN Bancorp Inc.	61,657	126,837
16,098	Beneficial Bancorp Inc.†	182,932	220,382
3,200	Berkshire Hills Bancorp Inc.	74,091	86,048
7,050	Brown & Brown Inc.	180,990	252,390
13,700	CoBiz Financial Inc.	158,490	161,934
2,700	Columbia Banking System Inc.	49,471	80,784
2,700	Financial Institutions Inc.	43,635	78,489
9,100	Flushing Financial Corp.	117,149	196,742
7,900	Glacier Bancorp Inc.	118,011	200,818
12,200	Heritage Commerce Corp.	96,811	122,122
44,250	Investors Bancorp Inc.	478,052	515,070
7,200	Kearny Financial Corp./MD	85,532	88,920

Shares		Cost	Market Value
19,800	LegacyTexas Financial Group Inc.	$382,930	$389,070
3,250	OceanFirst Financial Corp.	42,156	57,460
20,150	OFG Bancorp	197,293	140,849
5,300	Oritani Financial Corp.	77,620	89,941
6,000	Southwest Bancorp Inc.	97,615	90,300
7,200	State Bank Financial Corp.	128,374	142,272
24,706	Sterling Bancorp	216,014	393,571
6,700	Stifel Financial Corp.†	261,016	198,320
10,000	TrustCo Bank Corp NY	46,359	60,600
5,450	Umpqua Holdings Corp.	63,604	86,437
9,500	United Financial Bancorp Inc.	117,980	119,605
8,900	Washington Federal Inc.	137,276	201,585
4,500	Washington Trust Bancorp Inc.	103,263	167,940
9,100	Waterstone Financial Inc.	97,422	124,488
9,800	Xenith Bankshares Inc.†	39,530	74,088

		3,810,244	4,684,034

	Health Care — 6.3%
6,350	AngioDynamics Inc.†	89,195	78,041
1,600	ICU Medical Inc.†	67,049	166,560
5,550	Omnicell Inc.†	100,426	154,679
12,450	Patterson Companies Inc.	348,998	579,299
3,500	STERIS plc	260,890	248,675
2,200	VCA Inc.†	40,314	126,918

		906,872	1,354,172

	Machinery — 0.8%
7,300	Briggs & Stratton Corp.	158,927	174,616

	Retail — 9.1%
25,650	American Eagle Outfitters Inc.	343,764	427,585
13,500	Big 5 Sporting Goods Corp.	155,410	149,985
19,850	Ethan Allen Interiors Inc.	439,684	631,627
8,800	Haverty Furniture Companies Inc.	204,554	186,208
14,900	Rush Enterprises Inc., Cl. A†	268,393	271,776
7,300	United Natural Foods Inc.†	320,468	294,190

		1,732,273	1,961,371

	Semiconductors — 13.9%
11,400	Cabot Microelectronics Corp.	482,035	466,374
52,100	Cypress Semiconductor Corp.	458,689	451,186
47,400	Entegris Inc.†	545,906	645,588
34,300	FormFactor Inc.†	183,515	249,361
32,500	Intersil Corp., Cl. A	287,189	434,525
48,600	ON Semiconductor Corp.†	373,619	466,074
13,200	Ultratech Inc.†	269,621	288,288

		2,600,574	3,001,396

	Specialty Chemicals — 1.0%
8,400	Chemtura Corp.†	219,597	221,760

	Telecommunications — 3.1%
132,000	Extreme Networks Inc.†	410,827	410,520
20,300	Ixia†	282,173	252,938

		693,000	663,458

	TOTAL COMMON STOCKS	17,135,465	20,380,883

See accompanying notes to financial statements.

TETON Westwood SmallCap Equity Fund

Schedule of Investments (Continued) — March 31, 2016 (Unaudited)

Principal Amount		Cost	Market Value

	U.S. GOVERNMENT OBLIGATIONS — 5.1%
$1,100,000	U.S. Treasury Bills, 0.44%††, 9/1/2016	$1,097,966	$1,098,425

	TOTAL INVESTMENTS — 99.7%	$18,233,431	21,479,308

	Other Assets and Liabilities (Net) — 0.3%		54,228

	NET ASSETS — 100.0%		$21,533,536

†	Non-income producing security.

††	Represents annualized yield at date of purchase.

See accompanying notes to financial statements.

TETON Westwood Mid-Cap Equity Fund

Schedule of Investments — March 31, 2016 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS — 98.9%
	CONSUMER DISCRETIONARY — 18.9%
	Consumer Durables — 1.1%
1,536	Toll Brothers Inc.†	$52,718	$45,327

	Consumer Services — 3.4%
41	Chipotle Mexican Grill Inc.†	22,966	19,310
1,261	Hyatt Hotels Corp., Cl. A†	67,384	62,407
1,174	Norwegian Cruise Line Holdings Ltd.†	40,400	64,910

		130,750	146,627

	Media — 7.3%
2,909	Discovery Communications Inc., Cl. C†	99,438	78,543
385	Liberty Broadband Corp., Cl. C†	17,783	22,311
1,698	Liberty Global plc, Cl. C†	65,295	63,777
96	Liberty Global plc LiLAC, Cl. C†	3,812	3,627
1,141	Liberty Media Corp., Cl. C†	40,385	43,461
2,234	Manchester United plc, Cl. A	35,074	32,259
177	Netflix Inc.†	11,904	18,095
612	Omnicom Group Inc.	43,683	50,937

		317,374	313,010

	Retailing — 7.1%
1,119	Burlington Stores Inc.†	55,198	62,933
1,440	Ethan Allen Interiors Inc.	36,338	45,821
1,226	Hanesbrands Inc.	33,202	34,745
224	O’Reilly Automotive Inc.†	35,138	61,300
1,406	United Natural Foods Inc.†	86,270	56,662
1,218	Urban Outfitters Inc.†	45,045	40,304

		291,191	301,765

	TOTAL CONSUMER DISCRETIONARY	792,033	806,729

	INDUSTRIALS — 18.1%
	Capital Goods — 9.6%
436	Cummins Inc.	53,768	47,934
376	EnerSys	21,551	20,951
1,635	Fortune Brands Home & Security Inc.	68,567	91,625
1,721	Hexcel Corp.	71,368	75,225
986	MSC Industrial Direct Co. Inc., Cl. A	81,900	75,242
3,749	Quanta Services Inc.†	112,219	84,577
733	Rexnord Corp.†	13,569	14,821

		422,942	410,375

	Commercial and Professional Services — 7.4%
615	Bright Horizons Family Solutions Inc.†	25,368	39,840
537	IHS Inc., Cl. A†	63,740	66,674
1,982	Nielsen Holdings plc	84,522	104,372
3,338	Steelcase Inc., Cl. A	54,440	49,803
412	Stericycle Inc.†	47,548	51,990

		275,618	312,679

	Transportation — 1.1%
990	Expeditors International of Washington Inc.	41,707	48,322

	TOTAL INDUSTRIALS	740,267	771,376

	INFORMATION TECHNOLOGY — 17.1%
	Software and Services — 14.1%
1,343	Activision Blizzard Inc.	29,571	45,447
2,909	Cornerstone OnDemand Inc.†	92,625	95,328
6,862	Covisint Corp.†	38,051	13,724
303	Equinix Inc.	60,059	100,136
4,523	Fortinet Inc.†	102,790	138,539
104	LinkedIn Corp., Cl. A†	19,148	11,892
597	MercadoLibre Inc.	64,902	70,356

Shares		Cost	Market Value
1,661	Mobileye NV†	$67,507	$61,939
1,264	Splunk Inc.†	66,916	61,848

		541,569	599,209

	Technology Hardware and Equipment — 3.0%
1,798	Stratasys Ltd.†	61,991	46,604
1,032	Synaptics Inc.†	67,369	82,292

		129,360	128,896

	TOTAL INFORMATION TECHNOLOGY	670,929	728,105

	FINANCIALS — 16.6%
	Banks — 4.4%
2,404	BankUnited Inc.	77,054	82,794
4,612	Regions Financial Corp.	46,755	36,204
169	SVB Financial Group†	20,153	17,246
2,020	Zions Bancorporation	59,469	48,904

		203,431	185,148

	Diversified Financials — 3.8%
300	Affiliated Managers Group Inc.†	57,328	48,720
935	Financial Engines Inc.	42,414	29,387
1,965	Invesco Ltd.	70,284	60,463
2,101	WisdomTree Investments Inc.	28,470	24,014

		198,496	162,584

	Insurance — 1.5%
538	Chubb Ltd.	52,744	64,103

	Real Estate — 6.9%
906	American Tower Corp.	76,604	92,747
3,047	CBRE Group Inc., Cl. A†	84,432	87,815
1,819	Corrections Corp. of America	61,669	58,299
1,498	Gaming and Leisure Properties Inc.	56,614	46,318
106	SL Green Realty Corp.	12,022	10,269

		291,341	295,448

	TOTAL FINANCIALS	746,012	707,283

	HEALTH CARE — 13.9%
	Health Care Equipment and Services — 6.4%
4,620	Castlight Health Inc., Cl. B†	17,971	15,385
1,028	Diplomat Pharmacy Inc.†	28,836	28,167
1,570	Insulet Corp.†	58,629	52,061
568	Laboratory Corp. of America Holdings†	66,552	66,530
578	Universal Health Services Inc., Cl. B	55,212	72,088
1,424	Zeltiq Aesthetics Inc.†	32,044	38,676

		259,244	272,907

	Pharmaceuticals, Biotechnology, and Life Sciences — 7.5%
448	Alexion Pharmaceuticals Inc.†	74,184	62,371
6,848	Exact Sciences Corp.†	108,920	46,155
364	Illumina Inc.†	61,673	59,008
742	Incyte Corp. Ltd.†	42,476	53,773
141	Mettler-Toledo International Inc.†	35,418	48,611
646	Vertex Pharmaceuticals Inc.†	58,130	51,351

		380,801	321,269

	TOTAL HEALTH CARE	640,045	594,176

	ENERGY — 5.7%
	Energy — 5.7%
648	Cimarex Energy Co.	58,736	63,031
853	Gulfport Energy Corp.†	27,715	24,174
603	Pioneer Natural Resources Co.	100,327	84,866
1,151	Range Resources Corp.	76,498	37,269
4,331	Weatherford International plc†	65,338	33,695

	TOTAL ENERGY	328,614	243,035

See accompanying notes to financial statements.

TETON Westwood Mid-Cap Equity Fund

Schedule of Investments (Continued) — March 31, 2016 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	UTILITIES — 3.8%
	Utilities — 3.8%
2,644	ITC Holdings Corp.	$92,086	$115,199
4,090	The AES Corp.	50,578	48,262

	TOTAL UTILITIES	142,664	163,461

	CONSUMER STAPLES — 3.1%
	Food and Beverage — 3.1%
1,313	Coca-Cola Enterprises Inc.	59,661	66,622
750	Mead Johnson Nutrition Co.	62,397	63,727

	TOTAL CONSUMER STAPLES	122,058	130,349

	MATERIALS — 1.7%
	Materials — 1.7%
635	Ecolab Inc.	65,630	70,815

	TOTAL COMMON STOCKS	4,248,252	4,215,329

Principal Amount		Cost	Market Value

	U.S. GOVERNMENT OBLIGATIONS — 2.4%
$ 100,000	U.S. Treasury Bills,
	0.37%††,
	07/21/16	$99,886	$99,920

	TOTAL INVESTMENTS — 101.3%	$4,348,138	4,315,249

	Other Assets and Liabilities (Net) — (1.3)%		(54,961)

	NET ASSETS — 100.0%		$4,260,288

†	Non-income producing security.

††	Represents annualized yield at date of purchase.

See accompanying notes to financial statements.

TETON Westwood Income Fund

Schedule of Investments — March 31, 2016 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS — 96.7%
	Automotive — 2.1%
5,000	General Motors Co.	$163,215	$157,150

	Communications Equipment — 2.6%
7,000	Cisco Systems Inc.	184,139	199,290

	Computer Hardware — 6.1%
4,200	Apple Inc.	237,468	457,758

	Computer Software and Services — 5.0%
300	Alphabet Inc., Cl. C†	162,100	223,485
2,800	Microsoft Corp.	146,360	154,644

		308,460	378,129

	Consumer Staples — 1.6%
3,000	Mondelēz International Inc., Cl. A	63,120	120,360

	Diversified Industrial — 5.9%
7,000	General Electric Co.	122,298	222,530
2,000	Honeywell International Inc.	78,538	224,100

		200,836	446,630

	Energy and Utilities — 0.4%
2,500	CONSOL Energy Inc.	26,386	28,225

	Energy and Utilities: Integrated — 0.6%
1,334	FirstEnergy Corp.	50,482	47,984

	Energy and Utilities: Oil — 2.4%
500	Apache Corp.	42,855	24,405
1,000	Chevron Corp.	84,889	95,400
1,500	ConocoPhillips	90,483	60,405

		218,227	180,210

	Energy and Utilities: Services — 1.8%
2,000	Halliburton Co.	98,449	71,440
8,000	Weatherford International plc†	82,901	62,240

		181,350	133,680

	Entertainment — 3.5%
800	The Walt Disney Co.	87,939	79,448
6,700	Twenty-First Century Fox Inc., Cl. A	221,074	186,796

		309,013	266,244

	Financial Services — 23.4%
2,700	American Express Co.	215,989	165,780
5,000	American International Group Inc.	181,970	270,250
4,000	Bank of America Corp.	49,700	54,080
4,000	Citigroup Inc.	187,203	167,000
2,800	CME Group Inc.	164,453	268,940
3,400	JPMorgan Chase & Co.	159,068	201,348
1,764	Legg Mason Inc.	87,864	61,176
1,500	PayPal Holdings Inc.†	49,136	57,900
4,200	The Blackstone Group LP	123,411	117,810
4,000	U.S. Bancorp	131,903	162,360
5,000	Wells Fargo & Co.	157,923	241,800

		1,508,620	1,768,444

	Food and Beverage — 1.7%
2,000	General Mills Inc.	58,976	126,700

Shares		Cost	Market Value

	Health Care — 19.9%
1,500	AbbVie Inc.	$40,989	$85,680
3,015	Baxalta Inc.	93,914	121,806
3,015	Baxter International Inc.	110,247	123,856
1,783	Bristol-Myers Squibb Co.	51,086	113,898
1,000	Gilead Sciences Inc.	72,102	91,860
1,500	Johnson & Johnson	85,403	162,300
1,500	Mallinckrodt plc†	96,522	91,920
1,500	Medtronic plc	111,691	112,500
3,800	Merck & Co. Inc.	178,468	201,058
7,764	Pfizer Inc.	198,734	230,125
3,774	Zoetis Inc.	117,225	167,301

		1,156,381	1,502,304

	Machinery — 1.2%
2,300	Xylem Inc.	61,053	94,070

	Metals and Mining — 3.1%
5,000	Barrick Gold Corp.	91,137	67,900
8,000	Freeport-McMoRan Inc.	90,445	82,720
3,000	Newmont Mining Corp.	147,074	79,740

		328,656	230,360

	Paper and Forest Products — 2.6%
4,700	International Paper Co.	134,673	192,888

	Retail — 6.5%
7,000	Best Buy Co. Inc.	182,263	227,080
2,000	The Home Depot Inc.	79,247	266,860

		261,510	493,940

	Specialty Chemicals — 5.0%
2,200	E. I. du Pont de Nemours and Co.	99,328	139,304
2,000	H.B. Fuller Co.	76,354	84,900
3,000	The Dow Chemical Co.	148,916	152,580

		324,598	376,784

	Telecommunications — 1.3%
1,800	Verizon Communications Inc.	82,490	97,344

	TOTAL COMMON STOCKS	5,859,653	7,298,494

Principal Amount

	U.S. GOVERNMENT OBLIGATIONS — 2.3%
$175,000	U.S. Treasury Bills,
	0.22%††, 04/07/16	174,994	174,994

	TOTAL INVESTMENTS — 99.0%	$6,034,647	7,473,488

	Other Assets and Liabilities (Net) — 1.0%		72,610

	NET ASSETS — 100.0%		$7,546,098

†	Non-income producing security.

††	Represents annualized yield at date of purchase.

See accompanying notes to financial statements.

TETON Westwood Equity Fund

Schedule of Investments — March 31, 2016 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS — 97.6%
	Aerospace — 7.7%
13,400	General Dynamics Corp.	$1,947,302	$1,760,358
5,400	Raytheon Co.	509,828	662,202
8,800	The Boeing Co.	982,860	1,117,072
13,500	United Technologies Corp.	1,418,488	1,351,350

		4,858,478	4,890,982

	Banking — 8.8%
117,700	Bank of America Corp.	1,313,910	1,591,304
34,884	JPMorgan Chase & Co.	1,622,749	2,065,830
41,000	Wells Fargo & Co.	1,608,254	1,982,760

		4,544,913	5,639,894

	Business Services — 3.8%
45,900	Booz Allen Hamilton Holding Corp.	1,283,718	1,389,852
6,400	FedEx Corp.	855,465	1,041,408

		2,139,183	2,431,260

	Cable and Satellite — 3.0%
31,200	Comcast Corp., Cl. A	987,088	1,905,696

	Computer Hardware — 1.9%
11,000	Apple Inc.	841,435	1,198,890

	Computer Software and Services — 4.1%
11,750	DST Systems Inc.	1,356,572	1,325,048
23,700	Microsoft Corp.	1,169,815	1,308,951

		2,526,387	2,633,999

	Consumer Products — 4.3%
20,700	Colgate-Palmolive Co.	1,182,031	1,462,455
19,500	VF Corp.	1,314,628	1,262,820

		2,496,659	2,725,275

	Diversified Industrial — 2.3%
13,300	Honeywell International Inc.	959,675	1,490,265

	Electronics — 2.1%
23,400	Texas Instruments Inc.	1,138,791	1,343,628

	Energy and Energy Services — 3.1%
14,600	EOG Resources Inc.	1,247,163	1,059,668
12,578	Schlumberger Ltd.	940,174	927,628

		2,187,337	1,987,296

	Energy: Integrated — 4.4%
10,200	NextEra Energy Inc.	781,808	1,207,068
26,600	WEC Energy Group Inc.	1,213,707	1,597,862

		1,995,515	2,804,930

	Energy: Natural Gas — 0.9%
8,600	EQT Corp.	490,535	578,436

	Energy: Oil — 4.5%
14,300	Chevron Corp.	1,085,557	1,364,220
18,200	Exxon Mobil Corp..	1,548,187	1,521,338

		2,633,744	2,885,558

	Entertainment — 2.0%
17,400	Time Warner Inc.	1,135,918	1,262,370

Shares		Cost	Market Value
	Financial Services — 10.4%
27,200	American International Group Inc.	$991,030	$1,470,160
12,100	Chubb Ltd.	1,313,164	1,441,715
36,900	Invesco Ltd.	1,338,177	1,135,413
33,000	PayPal Holdings Inc.†	1,105,437	1,273,800
28,400	The Hartford Financial Services Group Inc.	680,387	1,308,672

		5,428,195	6,629,760

	Food and Beverage — 7.5%
19,500	General Mills Inc.	759,713	1,235,325
15,600	McCormick & Co. Inc., Non-Voting	1,063,643	1,551,888
7,100	PepsiCo Inc.	440,530	727,608
9,600	The J.M. Smucker Co.	1,043,621	1,246,464

		3,307,507	4,761,285

	Health Care — 13.3%
30,000	Abbott Laboratories	1,065,083	1,254,900
10,900	Aetna Inc.	974,165	1,224,615
8,600	Becton, Dickinson and Co.	1,020,174	1,305,652
15,675	Cardinal Health Inc.	1,374,810	1,284,566
8,900	Cigna Corp.	818,876	1,221,436
20,400	Johnson & Johnson	1,869,987	2,207,280

		7,123,095	8,498,449

	Retail — 4.3%
6,500	Simon Property Group Inc.	1,321,258	1,349,985
10,600	The Home Depot Inc.	852,940	1,414,358

		2,174,198	2,764,343

	Specialty Chemicals — 2.2%
4,900	The Sherwin-Williams Co.	1,249,434	1,394,883

	Telecommunications — 5.2%
33,000	Amdocs Ltd.	1,287,587	1,993,860
24,100	Verizon Communications Inc.	1,189,551	1,303,328

		2,477,138	3,297,188

	Transportation — 1.8%
14,500	Union Pacific Corp.	648,145	1,153,475

	TOTAL COMMON STOCKS	51,343,370	62,277,862

	SHORT TERM INVESTMENT — 2.5%
	Mutual Fund — 2.5%
1,602,794	Dreyfus Cash Management,
	0.300%*	1,602,794	1,602,794

	TOTAL INVESTMENTS — 100.1%	$52,946,164	63,880,656

	Other Assets and Liabilities (Net) — (0.1)%		(37,608)

	NET ASSETS — 100.0%		$63,843,048

†	Non-income producing security.

*	Current yield.

See accompanying notes to financial statements.

TETON Westwood Balanced Fund

Schedule of Investments — March 31, 2016 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS — 62.7%
	Aerospace — 4.9%
9,300	General Dynamics Corp.	$1,348,266	$1,221,741
3,700	Raytheon Co.	349,883	453,731
6,200	The Boeing Co.	648,367	787,028
9,900	United Technologies Corp.	1,011,677	990,990

		3,358,193	3,453,490

	Banking — 5.8%
87,400	Bank of America Corp.	539,421	1,181,648
24,096	JPMorgan Chase & Co.	1,009,687	1,426,965
30,500	Wells Fargo & Co.	1,153,707	1,474,980

		2,702,815	4,083,593

	Business Services — 2.4%
31,700	Booz Allen Hamilton Holding Corp.	885,721	959,876
4,500	FedEx Corp.	601,139	732,240

		1,486,860	1,692,116

	Cable and Satellite — 2.0%
22,400	Comcast Corp., Cl. A	636,761	1,368,192

	Computer Hardware — 1.2%
7,550	Apple Inc.	577,443	822,875

	Computer Software and Services — 2.7%
8,250	DST Systems Inc.	953,175	930,353
17,400	Microsoft Corp.	858,852	961,002

		1,812,027	1,891,355

	Consumer Products — 2.7%
14,200	Colgate-Palmolive Co.	811,453	1,003,230
13,500	VF Corp.	910,215	874,260

		1,721,668	1,877,490

	Diversified Industrial — 1.5%
9,525	Honeywell International Inc.	684,600	1,067,276

	Electronics — 1.3%
16,100	Texas Instruments Inc.	781,414	924,462

	Energy and Energy Services — 2.0%
10,000	EOG Resources Inc.	865,832	725,800
9,200	Schlumberger Ltd.	685,391	678,500

		1,551,223	1,404,300

	Energy: Integrated — 2.8%
7,500	NextEra Energy Inc.	574,865	887,550
17,800	WEC Energy Group Inc.	811,744	1,069,246

		1,386,609	1,956,796

	Energy: Natural Gas — 0.5%
5,400	EQT Corp.	284,409	363,204

	Energy: Oil — 3.0%
10,000	Chevron Corp.	693,202	954,000
13,400	Exxon Mobil Corp.	1,141,172	1,120,106

		1,834,374	2,074,106

	Entertainment — 1.3%
12,200	Time Warner Inc.	775,566	885,110

	Financial Services — 6.6%
19,800	American International Group Inc.	719,335	1,070,190
8,400	Chubb Ltd.	912,485	1,000,860
23,700	Invesco Ltd.	859,042	729,249
23,800	PayPal Holdings Inc.†	800,862	918,680
19,900	The Hartford Financial Services Group Inc.	484,053	916,992

		3,775,777	4,635,971

Shares		Cost	Market Value
	Food and Beverage — 4.8%
12,700	General Mills Inc.	$494,758	$804,545
10,800	McCormick & Co. Inc., Non-Voting	737,530	1,074,384
5,200	PepsiCo Inc.	325,086	532,896
7,000	The J.M. Smucker Co.	759,601	908,880

		2,316,975	3,320,705

	Health Care — 8.6%
22,800	Abbott Laboratories	801,915	953,724
7,600	Aetna Inc.	678,928	853,860
6,000	Becton, Dickinson and Co.	763,895	910,920
10,850	Cardinal Health Inc.	951,802	889,157
6,100	Cigna Corp.	559,022	837,164
14,800	Johnson & Johnson	1,343,949	1,601,360

		5,099,511	6,046,185

	Retail — 2.8%
4,500	Simon Property Group Inc.	913,020	934,605
7,400	The Home Depot Inc.	595,566	987,382

		1,508,586	1,921,987

	Specialty Chemicals — 1.3%
3,300	The Sherwin-Williams Co.	840,201	939,411

	Telecommunications — 3.3%
23,000	Amdocs Ltd.	896,510	1,389,660
17,300	Verizon Communications Inc.	853,905	935,584

		1,750,415	2,325,244

	Transportation — 1.2%
10,400	Union Pacific Corp.	480,919	827,320

	TOTAL COMMON STOCKS	35,366,346	43,881,188

Principal Amount
	CORPORATE BONDS — 20.2%
	Banking — 4.1%
$750,000	Barclays Bank plc, Ser. 1, 5.000%, 09/22/16	752,817	764,100
750,000	JPMorgan Chase & Co., 6.300%, 04/23/19	758,963	848,569
600,000	The Goldman Sachs Group Inc., MTN, 3.850%, 07/08/24	600,338	621,024
600,000	Wells Fargo & Co., MTN, 3.500%, 03/08/22	613,014	640,124

		2,725,132	2,873,817

	Computer Hardware — 1.0%
650,000	International Business Machines Corp., 2.900%, 11/01/21	657,370	681,180

	Consumer Products — 1.9%
500,000	Colgate-Palmolive Co., MTN, 2.100%, 05/01/23	495,441	501,577
800,000	Costco Wholesale Corp., 1.700%, 12/15/19	792,971	814,209

		1,288,412	1,315,786

	Diversified Industrial — 1.2%
800,000	John Deere Capital Corp., MTN, 1.950%, 12/13/18	801,220	811,999

	Electronics — 2.2%
1,000,000	Intel Corp., 3.300%, 10/01/21	1,024,588	1,074,985

See accompanying notes to financial statements.

TETON Westwood Balanced Fund

Schedule of Investments (Continued) — March 31, 2016 (Unaudited)

Principal Amount		Cost	Market Value
	CORPORATE BONDS (Continued)
	Electronics (Continued)
$500,000	Texas Instruments Inc., 1.650%, 08/03/19	$499,078	$506,039

		1,523,666	1,581,024

	Energy: Oil — 2.3%
1,000,000	Anadarko Petroleum Corp., 5.950%, 09/15/16	998,242	1,017,474
500,000	XTO Energy Inc., 6.500%, 12/15/18	526,123	564,466

		1,524,365	1,581,940

	Financial Services — 2.6%
600,000	Capital One Financial Corp., 3.750%, 04/24/24	609,825	618,441
600,000	Morgan Stanley, GMTN, 3.700%, 10/23/24	600,653	620,826
600,000	The PNC Financial Services Group Inc., STEP, 2.854%, 11/09/22	590,663	607,617

		1,801,141	1,846,884

	Health Care — 3.4%
500,000	Abbott Laboratories, 2.550%, 03/15/22	493,213	509,271
600,000	Aetna Inc., 3.500%, 11/15/24	601,006	613,205
600,000	Amgen Inc., 3.450%, 10/01/20	618,898	639,564
600,000	CVS Health Corp., 3.375%, 08/12/24	598,787	631,370

		2,311,904	2,393,410

	Transportation — 1.5%
1,000,000	Burlington Northern Santa Fe LLC, 5.650%, 05/01/17	997,459	1,048,905

	TOTAL CORPORATE BONDS	13,630,669	14,134,945

	U.S. GOVERNMENT AGENCY OBLIGATIONS — 6.5%
	Federal Home Loan Mortgage Corp. — 4.8%

1,500,000	3.750%, 03/27/19	1,498,014	1,623,777

Principal Amount		Cost	Market Value
$600,000	1.750%, 05/30/19	$595,841	$614,657
1,100,000	2.375%, 01/13/22	1,109,196	1,154,149

		3,203,051	3,392,583

	Federal National Mortgage Association — 1.7%
1,100,000	2.625%, 09/06/24	1,144,061	1,160,740

	TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS	4,347,112	4,553,323

	U.S. GOVERNMENT OBLIGATIONS — 6.5%
	U.S. Treasury Inflation Indexed Notes — 1.5%
993,132	2.125%, 01/15/19	1,003,997	1,072,621

	U.S. Treasury Notes — 5.0%
1,000,000	3.625%, 08/15/19	1,009,714	1,088,516
750,000	3.375%, 11/15/19	793,289	813,340
1,000,000	2.250%, 11/15/24	1,035,114	1,042,793
500,000	2.000%, 02/15/25	496,441	510,781

		3,334,558	3,455,430

	TOTAL U.S. GOVERNMENT OBLIGATIONS	4,338,555	4,528,051

Shares

	SHORT TERM INVESTMENT — 4.4%
	Mutual Fund — 4.4%
3,072,786	Dreyfus Cash Management, 0.300%*	3,072,786	3,072,786

	TOTAL INVESTMENTS — 100.3	$60,755,468	70,170,293

	Other Assets and Liabilities (Net) — (0.3)%		(191,246)

	NET ASSETS — 100.0%		$69,979,047

†	Non-income producing security.
*	Current yield.

GMTN	Global Medium Term Note
MTN	Medium Term Note
STEP	Step coupon security. The rate disclosed is that in effect at March 31, 2016.

See accompanying notes to financial statements.

TETON Westwood Intermediate Bond Fund

Schedule of Investments — March 31, 2016 (Unaudited)

Principal Amount		Cost	Market Value

	CORPORATE BONDS — 61.0%
	Aerospace — 3.3%
$200,000	The Boeing Co., 6.000%, 03/15/19	$201,970	$227,180
400,000	United Technologies Corp., 3.100%, 06/01/22	416,822	423,782

		618,792	650,962

	Airlines — 1.6%
300,000	Southwest Airlines Co., 5.750%, 12/15/16	309,614	309,843

	Banking — 9.4%
400,000	Bank of America Corp., MTN, 3.300%, 01/11/23	401,213	403,969
200,000	JPMorgan Chase & Co., 6.300%, 04/23/19	199,507	226,285
400,000	The Bank of New York Mellon Corp., Ser. G, 2.200%, 05/15/19	400,952	406,766
400,000	US Bancorp., MTN, 2.200%, 04/25/19	401,166	407,665
400,000	Wells Fargo & Co., 2.125%, 04/22/19	399,893	406,588

		1,802,731	1,851,273

	Communications Equipment — 2.6%
500,000	Cisco Systems Inc., 1.650%, 06/15/18	504,698	507,209

	Computer Hardware — 3.4%
300,000	Apple Inc., 0.869%, 05/03/18(a)	300,327	299,554
360,000	International Business Machines Corp., 2.900%, 11/01/21	364,082	377,269

		664,409	676,823

	Computer Software and Services — 2.2%
400,000	Oracle Corp., 3.625%, 07/15/23	400,178	433,683

	Consumer Products — 6.2%
400,000	Costco Wholesale Corp., 1.700%, 12/15/19	396,485	407,104
400,000	CVS Health Corp., 1.900%, 07/20/18	403,594	406,065
400,000	The Home Depot Inc., 2.000%, 06/15/19	400,737	410,682

		1,200,816	1,223,851

	Diversified Industrial — 1.5%
300,000	John Deere Capital Corp., MTN, 1.950%, 12/13/18	301,527	304,500

	Electronics — 1.5%
300,000	Texas Instruments Inc., 1.650%, 08/03/19	299,438	303,623

	Energy and Utilities: Oil — 1.0%
200,000	Anadarko Petroleum Corp., 5.950%, 09/15/16	199,650	203,495

	Financial Services — 11.8%
400,000	Capital One Financial Corp., 3.750%, 04/24/24	406,550	412,294
400,000	Citigroup Inc., 2.500%, 07/29/19	401,233	405,697

Principal Amount		Cost	Market Value
$260,000	International Bank for Reconstruction & Development, 8.625%, 10/15/16	$262,585	$270,502
400,000	Morgan Stanley, GMTN, 3.700%, 10/23/24	400,436	413,884
400,000	PNC Funding Corp., 3.300%, 03/08/22	417,627	419,094
400,000	The Goldman Sachs Group Inc., MTN, 3.850%, 07/08/24	403,039	414,016

		2,291,470	2,335,487

	Food and Beverage — 3.0%
275,000	Bottling Group LLC, 5.125%, 01/15/19	295,430	304,155
250,000	Mondelēz International Inc., 5.375%, 02/10/20	252,014	282,127

		547,444	586,282

	Health Care — 6.8%
500,000	Abbott Laboratories, 2.550%, 03/15/22	493,213	509,271
400,000	Aetna Inc., 3.500%, 11/15/24	400,670	408,803
400,000	Amgen Inc., 3.450%, 10/01/20	412,599	426,376

		1,306,482	1,344,450

	Semiconductors — 1.9%
350,000	Intel Corp., 3.300%, 10/01/21	349,511	376,245

	Telecommunications — 4.8%
500,000	AT&T Inc., 3.900%, 03/11/24	515,525	528,563
400,000	Verizon Communications Inc., 3.000%, 11/01/21	398,651	416,127

		914,176	944,690

	TOTAL CORPORATE BONDS	11,710,936	12,052,416

	U.S. GOVERNMENT AGENCY OBLIGATIONS — 6.6%
	Federal Home Loan Mortgage Corp. — 3.2%
600,000	2.375%, 01/13/22	603,831	629,536

	Federal National Mortgage Association — 3.2%
600,000	2.625%, 09/06/24	624,033	633,131

	Government National Mortgage Association — 0.2%
5,833	6.000%, 12/01/33	5,877	6,678
19,478	5.500%, 01/01/34	19,582	22,333

		25,459	29,011

	TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS	1,253,323	1,291,678

	U.S. GOVERNMENT OBLIGATIONS — 22.7%
	U.S. Treasury Bonds — 1.1%
150,000	5.375%, 02/15/31	164,258	215,150

	U.S. Treasury Notes — 21.6%
800,000	2.250%, 11/15/24	814,637	834,234
800,000	2.000%, 02/15/25	798,725	817,250
600,000	0.312%, 07/31/17(a)	600,041	599,732
600,000	0.403%, 10/31/17(a)	599,760	600,097
800,000	0.500%, 01/31/17	798,999	799,500

See accompanying notes to financial statements.

TETON Westwood Intermediate Bond Fund

Schedule of Investments (Continued) — March 31, 2016 (Unaudited)

Principal Amount		Cost	Market Value
	U.S. GOVERNMENT OBLIGATIONS (Continued)
	U.S. Treasury Notes (Continued)
$600,000	2.000%, 02/15/22	$603,609	$620,625

		4,215,771	4,271,438

	TOTAL U.S. GOVERNMENT OBLIGATIONS	4,380,029	4,486,588

Shares		Cost	Market Value
	SHORT TERM INVESTMENT — 9.0%
	Mutual Fund — 9.0%
1,784,638	Dreyfus Cash Management, 0.300%*	$1,784,638	$1,784,638

	TOTAL INVESTMENTS — 99.3%	$19,128,926	19,615,320

	Other Assets and Liabilities (Net) — 0.7%		136,767

	NET ASSETS — 100.0%		$19,752,087

(a)	Variable rate security. Rate shown is the effective rate as of March 31, 2016.
*	Current yield.
GMTN	Global Medium Term Note
MTN	Medium Term Note

See accompanying notes to financial statements.

TETON Westwood Funds

Statements of Assets and Liabilities

March 31, 2016 (Unaudited)

	Mighty MitesSM Fund	SmallCap Equity Fund	Mid-Cap Equity Fund	Income Fund
Assets:
Investments, at value (cost $728,270,975, $18,233,431, $4,348,138, and $6,034,647, respectively)	$947,954,213	$21,479,308	$4,315,249	$7,473,488
Investments in affiliates, at value (cost $38,195,776)	46,492,051	—	—	—
Cash	2,436	62,392	—	68,405
Receivable for Fund shares sold	970,385	48,476	6,606	—
Receivable for investments sold	1,789,287	—	29,465	—
Receivable from Adviser	—	3,561	12,229	4,427
Dividends and interest receivable	846,508	14,116	4,397	14,541
Prepaid expenses	52,232	27,539	8,012	17,883
Total Assets	998,107,112	21,635,392	4,375,958	7,578,744
Liabilities:
Payable to custodian	—	—	70,448	—
Payable for investments purchased	495,012	—	13,923	—
Payable for Fund shares redeemed	1,989,517	37,285	—	—
Payable for investment advisory fees	826,795	17,829	6,646	6,308
Payable for distribution fees	257,364	4,804	699	2,308
Payable for accounting fees	3,750	—	—	—
Payable for custodian fees	72,392	12,241	5,590	1,594
Payable for legal and audit fees	31,841	21,128	14,079	17,025
Payable for shareholder communications expenses	86,727	3,878	1,452	2,197
Payable for shareholder services fees	154,628	2,592	—	1,833
Other accrued expenses	12,533	2,099	2,833	1,381
Total Liabilities	3,930,559	101,856	115,670	32,646
Net Assets	$994,176,553	$21,533,536	$4,260,288	$7,546,098
Net Assets Consist of:
Paid-in capital	$737,667,584	$17,345,052	$4,220,512	$7,697,360
Accumulated net investment income/(loss)	(4,108,322)	(157,772)	(27,618)	7,471
Accumulated net realized gain/(loss) on investments and foreign currency transactions	32,638,841	1,100,379	100,283	(1,597,574)
Net unrealized appreciation/depreciation on investments	227,979,513	3,245,877	(32,889)	1,438,841
Net unrealized depreciation on foreign currency translations	(1,063)	—	—	—
Net Assets	$994,176,553	$21,533,536	$4,260,288	$7,546,098
Shares of Beneficial Interest, each at $0.001 par value; unlimited number of shares authorized:
Class AAA:
Net assets	$250,113,270	$6,524,662	$1,655,905	$5,491,678
Shares of beneficial interest outstanding	11,232,651	403,105	151,434	506,421
Net Asset Value, offering, and redemption price per share	$22.27	$16.19	$10.93	$10.84
Class A:
Net assets	$141,515,473	$2,832,502	$329,609	$855,940
Shares of beneficial interest outstanding	6,545,127	181,125	30,355	76,539
Net Asset Value and redemption price per share	$21.62	$15.64	$10.86	$11.18
Maximum offering price per share (NAV ÷ 0.96, based on maximum sales charge of 4.00% of the offering price)	$22.52	$16.29	$11.31	$11.65
Class C:
Net assets	$174,708,610	$2,700,984	$280,795	$963,709
Shares of beneficial interest outstanding	8,979,204	192,543	26,239	80,876
Net Asset Value and offering price per share(a)	$19.46	$14.03	$10.70	$11.92

Class I:
Net assets	$427,839,200	$9,475,388	$1,993,979	$234,771
Shares of beneficial interest outstanding	18,915,528	571,307	180,882	21,609
Net Asset Value, offering, and redemption price per share	$22.62	$16.59	$11.02	$10.86

(a)	Redemption price varies based on the length of time held.

See accompanying notes to financial statements.

TETON Westwood Funds

Statements of Assets and Liabilities (Continued)

March 31, 2016 (Unaudited)

	Equity Fund	Balanced Fund	Intermediate Bond Fund
Assets:
Investments, at value (cost $52,946,164, $60,755,468, and $19,128,926, respectively)	$63,880,656	$70,170,293	$19,615,320
Investments in affiliates, at value	—	—	—
Cash	13,171	—	7,575
Receivable for Fund shares sold	12,687	53,828	30,003
Receivable for investments sold	—	—	—
Receivable from Adviser	—	—	6,236
Dividends and interest receivable	34,817	214,642	124,831
Prepaid expenses	31,666	31,694	25,452
Total Assets	63,972,997	70,470,457	19,809,417
Liabilities:
Payable to custodian	—	—	—
Payable for investments purchased	13,170	—	7,558
Payable for Fund shares redeemed	1,344	382,700	10,389
Payable for investment advisory fees	53,299	44,131	9,915
Payable for distribution fees.	13,703	19,183	1,575
Payable for accounting fees	3,750	3,750	—
Payable for custodian fees	10,299	8,882	3,906
Payable for legal and audit fees	17,135	17,178	17,988
Payable for shareholder communications expenses	8,295	7,797	3,071
Payable for shareholder services fees	7,431	6,181	1,958
Other accrued expenses	1,523	1,608	970
Total Liabilities	129,949	491,410	57,330
Net Assets	$63,843,048	$69,979,047	$19,752,087
Net Assets Consist of:
Paid-in capital	$52,520,144	$60,215,265	$19,256,803
Accumulated net investment income	92,777	4,433	135
Accumulated net realized gain on investments and foreign currency transactions	295,635	344,524	8,755
Net unrealized appreciation on investments	10,934,492	9,414,825	486,394
Net unrealized appreciation on foreign currency translations	—	—	—
Net Assets	$63,843,048	$69,979,047	$19,752,087
Shares of Beneficial Interest, each at $0.001 par value;unlimited number of shares authorized:
Class AAA:
Net assets	$54,080,483	$55,905,622	$4,070,724
Shares of beneficial interest outstanding	4,474,033	4,896,174	354,342
Net Asset Value, offering, and redemption price per share	$12.09	$11.42	$11.49
Class A:
Net assets	$4,091,604	$6,921,851	$852,138
Shares of beneficial interest outstanding	339,263	602,945	74,253
Net Asset Value and redemption price per share.	$12.06	$11.48	$11.48
Maximum offering price per share (NAV ÷ 0.96, based on maximum sales charge of 4.00% of the offering price)	$12.56	$11.96	$11.96
Class C:
Net assets	$847,480	$5,304,431	$575,194
Shares of beneficial interest outstanding	73,351	455,992	52,748
Net Asset Value and offering price per share(a)	$11.55	$11.63	$10.90
Class I:
Net assets	$4,823,481	$1,847,143	$14,254,031
Shares of beneficial interest outstanding	400,157	161,963	1,240,049
Net Asset Value, offering, and redemption price per share	$12.05	$11.40	$11.49

(a)	Redemption price varies based on the length of time held.

See accompanying notes to financial statements.

TETON Westwood Funds

Statements of Operations

For the Six Months Ended March 31, 2016 (Unaudited)

	Mighty MitesSM Fund	SmallCap Equity Fund	Mid-Cap Equity Fund	Income Fund
Investment Income:
Dividends - unaffiliated (net of foreign withholding taxes of $24,956, $275, $0, and $30, respectively)	$5,073,114	$139,517	$26,375	$96,338
Dividends - affiliated	412,271	—	—	—
Interest	125,916	639	—	204

Total Investment Income.	5,611,301	140,156	26,375	96,542
Expenses:
Investment advisory fees	5,189,781	110,364	22,396	37,542
Distribution fees - Class AAA	319,922	8,437	2,093	6,792
Distribution fees - Class A	369,805	7,249	1,239	2,188
Distribution fees - Class C	907,786	14,687	1,367	4,775
Accounting fees	22,500	—	—	—
Custodian fees	89,975	5,720	4,806	2,386
Interest expense	109	137	101	—
Legal and audit fees	33,693	17,122	10,295	12,662
Payroll expenses	—	—	960	—
Registration expenses	47,730	21,286	9,754	22,753
Shareholder communications expenses	158,674	6,537	3,351	4,397
Shareholder services fees	522,356	5,546	3,730	3,781
Trustees’ fees	34,547	747	155	249
Miscellaneous expenses	32,589	6,159	5,402	5,269

Total Expenses	7,729,467	203,991	65,649	102,794
Less:
Fees waived or expenses reimbursed by Adviser (See Note 3)	—	(34,069)	(34,483)	(23,593)
Advisory fee reduction on unsupervised assets (See Note 3)	(21,793)	—	—	—
Expenses paid by broker (See Note 7)	(1,528)	(1,458)	(1,150)	271

Total Reimbursements, Waivers, Reductions, and Credits	(23,321)	(35,527)	(35,633)	(23,322)

Net Expenses	7,706,146	168,464	30,016	79,472

Net Investment Income/(Loss)	(2,094,845)	(28,308)	(3,641)	17,070
Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency:
Net realized gain/(loss) on investments - unaffiliated	44,936,918	2,007,033	175,302	(118,608)
Net realized loss on foreign currency transactions	(982)	—	—	—

Net realized gain/(loss) on investments and foreign currency transactions	44,935,936	2,007,033	175,302	(118,608)
Net change in unrealized appreciation/depreciation:
on investments	(9,031,571)	(1,351,648)	(181,130)	393,525
on foreign currency translations	910	—	—	—
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	(9,030,661)	(1,351,648)	(181,130)	393,525

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency	35,905,275	655,385	(5,828)	274,917

Net Increase/(Decrease) in Net Assets Resulting from Operations	$33,810,430	$627,077	$(9,469)	$291,987

See accompanying notes to financial statements.

TETON Westwood Funds

Statements of Operations (Continued)

For the Six Months Ended March 31, 2016 (Unaudited)

	Equity Fund	Balanced Fund	Intermediate Bond Fund
Investment Income:
Dividends - unaffiliated (net of foreign withholding taxes of $0, $0, and $0, respectively)	$689,150	$485,853	$1,114
Dividends - affiliated	—	—	—
Interest	—	357,886	229,769

Total Investment Income.	689,150	843,739	230,883
Expenses:
Investment advisory fees	315,294	257,946	57,748
Distribution fees - Class AAA	67,603	68,559	5,715
Distribution fees - Class A	9,380	17,306	1,445
Distribution fees - Class C	4,002	25,874	2,378
Accounting fees	22,500	22,500	—
Custodian fees	9,390	9,320	3,342
Interest expense	—	—	—
Legal and audit fees	13,533	13,607	14,177
Payroll expenses	—	—	—
Registration expenses	26,164	26,295	21,559
Shareholder communications expenses	13,993	13,025	4,704
Shareholder services fees	23,651	23,773	4,890
Trustees’ fees	1,981	2,202	619
Miscellaneous expenses	6,345	6,105	3,991

Total Expenses	513,836	486,512	120,568
Less:
Fees waived or expenses reimbursed by Adviser (See Note 3)	—	—	(38,845)
Advisory fee reduction on unsupervised assets (See Note 3)	—	—	—
Custodian fee credits	—	—	—
Expenses paid by broker (See Note 7)	(678)	(808)	—

Total Reimbursements, Waivers, Reductions, and Credits	(678)	(808)	(38,845)
Net Expenses	513,158	485,704	81,723
Net Investment Income	175,992	358,035	149,160
Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency:
Net realized gain on investments - unaffiliated	897,790	402,514	8,878
Net realized gain on foreign currency transactions	—	—	—

Net realized gain on investment transactions	897,790	402,514	8,878
Net change in unrealized appreciation/depreciation:
on investments	3,130,310	2,605,537	242,537
on foreign currency translations	—	—	—

Net change in unrealized appreciation/depreciation on investments	3,130,310	2,605,537	242,537

Net Realized and Unrealized Gain on Investments	4,028,100	3,008,051	251,415

Net Increase in Net Assets Resulting from Operations	$4,204,092	$3,366,086	$400,575

See accompanying notes to financial statements.

TETON Westwood Funds

Statements of Changes in Net Assets (Unaudited)

	Mighty MitesSM Fund		SmallCap Equity Fund		Mid-Cap Equity Fund
	For the Six Months Ended March 31, 2016 (Unaudited)	For the Year Ended September 30, 2015	For the Six Months Ended March 31, 2016 (Unaudited)	For the Year Ended September 30, 2015	For the Six Months Ended March 31, 2016 (Unaudited)	For the Year Ended September 30, 2015
Operations:
Net investment income/(loss)	$(2,094,845)	$(3,967,243)	$(28,308)	$(165,861)	$(3,641)	$(25,462)
Net realized gain/(loss) on investments and foreign currency transactions	44,935,936	19,998,521	2,007,033	4,538,547	175,302	131,057
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	(9,030,661)	(39,458,929)	(1,351,648)	(3,765,310)	(181,130)	(106,370)
Net Increase/(Decrease) in Net Assets Resulting from Operations	33,810,430	(23,427,651)	627,077	607,376	(9,469)	(775)
Distributions to Shareholders:
Net investment income
Class AAA	—	—	—	—	—	—
Class A	—	—	—	—	—	—
Class C	—	—	—	—	—	—
Class I	—	—	—	—	—	—
	—	—	—	—	—	—
Net realized gain
Class AAA	(6,095,461)	(6,457,670)	(1,157,380)	(1,149,839)	(79,782)	(19,771)
Class A	(3,660,523)	(3,312,045)	(490,551)	(326,790)	(23,063)	(7,878)
Class C	(4,948,570)	(4,393,410)	(546,625)	(348,881)	(12,061)	(2,608)
Class I	(10,716,802)	(9,805,829)	(1,549,159)	(1,330,967)	(86,373)	(25,377)
	(25,421,356)	(23,968,954)	(3,743,715)	(3,156,477)	(201,279)	(55,634)
Total Distributions to Shareholders	(25,421,356)	(23,968,954)	(3,743,715)	(3,156,477)	(201,279)	(55,634)
Shares of Beneficial Interest Transactions:
Proceeds from shares issued
Class AAA	12,694,999	44,741,419	451,100	822,696	161,782	613,282
Class A	7,336,318	28,511,035	139,604	279,335	9,597	76,374
Class C	8,982,096	78,774,234	581,841	267,558	17,940	44,950
Class I	49,803,991	174,407,068	231,308	7,440,944	63,290	229,597
	78,817,404	326,433,756	1,403,853	8,810,533	252,609	964,203
Proceeds from reinvestment of distributions
Class AAA	5,979,037	6,315,803	1,099,502	1,119,099	69,340	19,771
Class A	3,105,905	2,740,083	448,413	302,367	19,621	6,868
Class C	3,888,543	3,338,873	447,962	260,964	11,737	2,591
Class I	7,046,245	6,648,714	1,490,195	500,494	86,372	25,376
	20,019,730	19,043,473	3,486,072	2,182,924	187,070	54,606
Cost of shares redeemed
Class AAA	(36,013,116)	(140,445,413)	(1,799,665)	(8,966,268)	(517,939)	(265,328)
Class A	(23,958,112)	(45,281,413)	(609,944)	(1,211,465)	(247,906)	(175,204)
Class C	(25,588,114)	(93,786,878)	(905,429)	(1,226,747)	(8,041)	(6,000)
Class I	(122,698,322)	(191,745,643)	(764,749)	(14,535,635)	(144,490)	(510,972)
	(208,257,664)	(471,259,347)	(4,079,787)	(25,940,115)	(918,376)	(957,504)
Net Increase/(Decrease) in Net Assets from Shares of Beneficial Interest Transactions	(109,420,530)	(125,782,118)	810,138	(14,946,658)	(478,697)	61,305
Redemption Fees	1,370	1,282	1,987	—	58	—
Net Increase/(Decrease) in Net Assets	(101,030,086)	(173,177,441)	(2,304,513)	(17,495,759)	(689,387)	4,896
Net Assets:
Beginning of year	1,095,206,639	1,268,384,080	23,838,049	41,333,808	4,949,675	4,944,779
End of period	$994,176,553	$1,095,206,639	$21,533,536	$23,838,049	$4,260,288	$4,949,675
Undistributed net investment income	—	—	—	—	—	—

See accompanying notes to financial statements.

TETON Westwood Funds

Statements of Changes in Net Assets (Unaudited) (Continued)

Income Fund		Equity Fund		Balanced Fund		Intermediate Bond Fund
For the Six Months Ended March 31, 2016 (Unaudited)	For the Year Ended September 30, 2015	For the Six Months Ended March 31, 2016 (Unaudited)	For the Year Ended September 30, 2015	For the Six Months Ended March 31, 2016 (Unaudited)	For the Year Ended September 30, 2015	For the Six Months Ended March 31, 2016 (Unaudited)	For the Year Ended September 30, 2015
$17,070	$17,152	$175,992	$246,533	$358,035	$705,828	$149,160	$350,088

(118,608)	128,405	897,790	4,383,977	402,514	5,129,698	8,878	369,209

393,525	(1,049,531)	3,130,310	(4,853,912)	2,605,537	(5,440,467)	242,537	(406,720)

291,987	(903,974)	4,204,092	(223,402)	3,366,086	395,059	400,575	312,577

(14,326)	(14,149)	(211,306)	(242,616)	(303,332)	(610,058)	(32,100)	(80,505)
(1,643)	(1,767)	(7,680)	(5,642)	(28,950)	(53,452)	(5,362)	(14,388)
(517)	(55)	—	—	(8,868)	(14,708)	(1,520)	(3,786)

(1,090)	(1,103)	(29,046)	(23,293)	(12,452)	(25,947)	(110,172)	(251,427)

(17,576)	(17,074)	(248,032)	(271,551)	(353,602)	(704,165)	(149,154)	(350,106)

—	—	(4,079,809)	(5,800,931)	(3,761,457)	(5,214,820)	(91,989)	—
—	—	(283,279)	(319,971)	(458,819)	(562,218)	(16,151)	—
—	—	(59,970)	(96,665)	(353,385)	(465,481)	(8,637)	—

—	—	(331,753)	(334,883)	(127,425)	(187,008)	(249,248)	—
—	—	(4,754,811)	(6,552,450)	(4,701,086)	(6,429,527)	(366,025)	—

(17,576)	(17,074)	(5,002,843)	(6,824,001)	(5,054,688)	(7,133,692)	(515,179)	(350,106)

375,417	1,341,965	706,799	1,201,561	3,570,790	4,936,637	300,815	718,119
49,909	230,473	1,100,570	328,937	1,196,240	1,106,030	190,823	300,882
18,931	87,176	158,164	374,234	624,363	847,159	210,661	196,215

10,318	31,424	677,527	1,973,353	104,814	210,888	1,735,314	3,343,496

454,575	1,691,038	2,643,060	3,878,085	5,496,207	7,100,714	2,437,613	4,558,712

13,811	13,406	4,146,689	5,774,995	3,945,941	5,643,649	119,749	77,681
1,608	1,678	287,016	320,935	443,036	584,854	20,707	13,206
518	54	48,297	82,401	328,310	426,266	9,833	3,119

1,084	1,098	278,123	297,565	133,460	198,372	357,467	245,350

17,021	16,236	4,760,125	6,475,896	4,850,747	6,853,141	507,756	339,356

(613,686)	(1,425,069)	(3,340,325)	(8,148,966)	(4,246,603)	(20,394,827)	(1,354,168)	(913,164)
(327,781)	(37,475)	(339,260)	(509,771)	(1,128,541)	(922,370)	(163,090)	(427,878)
(25,584)	(71,253)	(31,244)	(349,312)	(791,660)	(846,677)	(42,499)	(303,526)

(33,007)	(40,100)	(437,401)	(1,050,528)	(194,761)	(787,454)	(792,527)	(5,252,254)

(1,000,058)	(1,573,897)	(4,148,230)	(10,058,577)	(6,361,565)	(22,951,328)	(2,352,284)	(6,896,822)

(528,462)	133,377	3,254,955	295,404	3,985,389	(8,997,473)	593,085	(1,998,754)

10	—	—	—	2	2	—	—
(254,041)	(787,671)	2,456,204	(6,751,999)	2,296,789	(15,736,104)	478,481	(2,036,283)

7,800,139	8,587,810	61,386,844	68,138,843	67,682,258	83,418,362	19,273,606	21,309,889
$7,546,098	$7,800,139	$63,843,048	$61,386,844	$69,979,047	$67,682,258	$19,752,087	$19,273,606
$7,471	$7,977	$92,777	$164,817	$4,433	—	$135	$129

See accompanying notes to financial statements.

TETON Westwood Funds

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period:

		Income (Loss) from Investment Operations			Distributions to Shareholders						Ratios to Average Net Assets/Supplemental Data
Year Ended September 30	Net Asset Value, Beginning of Year	Net Investment Income (Loss)(a)(b)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments	Total Distributions	Redemption Fees(a)(c)	Net Asset Value, End of Period	Total Return†	Net Assets, End of Period (in 000 ’s)	Net Investment Income (Loss)		Operating Expenses Net of Waivers/ Reimbursements/ Reductions		Operating Expenses Before Waivers/ Reimbursements/ Reductions(d)		Portfolio Turnover Rate
Mighty MitesSM Fund
Class AAA
2016(e)	$22.02	$(0.04)	$0.81	$0.77	—	$(0.52)	$(0.52)	$0.00	$22.27	3.4%	$250,113	(0.35	)%(f)	1.43	%(f)(g)	1.43	%(f)	4%
2015	23.01	(0.06)	(0.50)	(0.56)	—	(0.43)	(0.43)	0.00	22.02	(2.6)	265,145	(0.27)		1.40	(g)	1.41		13
2014	23.81	(0.22)	0.80	0.58	—	(1.38)	(1.38)	0.00	23.01	2.2	365,022	(0.90)		1.41		1.42		14
2013	17.94	0.04	6.29	6.33	$(0.08)	(0.38)	(0.46)	0.00	23.81	36.2	476,112	0.19		1.41		1.43		15
2012	14.85	(0.10)	3.54	3.44	—	(0.35)	(0.35)	0.00	17.94	23.6	277,666	(0.62)		1.44		1.46		12
2011	15.81	(0.14)	(0.34)	(0.48)	(0.06)	(0.42)	(0.48)	0.00	14.85	(3.3)	344,800	(0.79	)(b)	1.46		1.48		20
Class A
2016(e)	$21.43	$(0.06)	$0.77	$0.71	—	$(0.52)	$(0.52)	$0.00	$21.62	3.2%	$141,516	(0.60	)%(f)	1.68	%(f)(g)	1.68	%(f)	4%
2015	22.45	(0.12)	(0.47)	(0.59)	—	(0.43)	(0.43)	0.00	21.43	(2.8)	154,000	(0.51)		1.65	(g)	1.66		13
2014	23.32	(0.27)	0.78	0.51	—	(1.38)	(1.38)	0.00	22.45	2.0	175,108	(1.16)		1.66		1.67		14
2013	17.59	(0.02)	6.17	6.15	$(0.04)	(0.38)	(0.42)	0.00	23.32	35.8	139,464	(0.08)		1.66		1.68		15
2012	14.61	(0.14)	3.47	3.33	—	(0.35)	(0.35)	0.00	17.59	23.2	77,803	(0.87)		1.69		1.71		12
2011	15.57	(0.18)	(0.32)	(0.50)	(0.04)	(0.42)	(0.46)	0.00	14.61	(3.5)	64,457	(1.04	)(b)	1.71		1.73		20
Class C
2016(e)	$19.38	$(0.11)	$0.71	$0.60	—	$(0.52)	$(0.52)	$0.00	$19.46	3.0%	$174,709	(1.10	)%(f)	2.18	%(f)(g)	2.18	%(f)	4%
2015	20.44	(0.21)	(0.42)	(0.63)	—	(0.43)	(0.43)	0.00	19.38	(3.2)	187,216	(1.01)		2.15	(g)	2.16		13
2014	21.46	(0.36)	0.72	0.36	—	(1.38)	(1.38)	0.00	20.44	1.4	208,795	(1.66)		2.16		2.17		14
2013	16.25	(0.10)	5.69	5.59	—	(0.38)	(0.38)	0.00	21.46	35.3	160,852	(0.57)		2.16		2.18		15
2012	13.59	(0.21)	3.22	3.01	—	(0.35)	(0.35)	0.00	16.25	22.6	92,012	(1.37)		2.19		2.21		12
2011	14.55	(0.25)	(0.29)	(0.54)	—	(0.42)	(0.42)	0.00	13.59	(4.0)	79,827	(1.57	)(b)	2.21		2.23		20
Class I
2016(e)	$22.34	$(0.01)	$0.81	$0.80	—	$(0.52)	$(0.52)	$0.00	$22.62	3.5%	$427,839	(0.10	)%(f)	1.18	%(f)(g)	1.18	%(f)	4%
2015	23.27	—	(0.50)	(0.50)	—	(0.43)	(0.43)	0.00	22.34	(2.3)	488,846	(0.01)		1.15	(g)	1.16		13
2014	24.02	(0.16)	0.79	0.63	—	(1.38)	(1.38)	0.00	23.27	2.4	519,459	(0.67)		1.16		1.17		14
2013	18.13	0.08	6.35	6.43	$(0.16)	(0.38)	(0.54)	0.00	24.02	36.6	277,588	0.40		1.16		1.18		15
2012	14.98	(0.06)	3.56	3.50	—	(0.35)	(0.35)	0.00	18.13	23.8	131,003	(0.38)		1.19		1.21		12
2011	15.92	(0.10)	(0.33)	(0.43)	(0.09)	(0.42)	(0.51)	0.00	14.98	(3.0)	53,767	(0.57	)(b)	1.21		1.23		20

†	Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the year and sold at the end of the period including reinvestment of distributions and does not reflect applicable sales charges. Total return for a period of less than one year is not annualized.
(a)	Per share data is calculated using the average shares outstanding method.
(b)	Due to capital share activity, net investment income (loss), per share and the ratio to average net assets are not necessarily correlated among the different classes of shares.
(c)	Amount represents less than $0.005 per share.
(d)	Before advisory fee reduction on unsupervised assets totaling 0.00%, 0.01%, 0.01%, 0.02%, 0.02%, and 0.02% of net assets for the six months ended March 31, 2016 and the years ended September 30, 2015, 2014, 2013, 2012, and 2011, respectively.
(e)	For the six months ended March 31, 2016, unaudited.
(f)	Annualized.
(g)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For the six months ended March 31, 2016 and the year ended September 30, 2015, there was no impact on the expense ratios.

See accompanying notes to financial statements.

TETON Westwood Funds

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period:

		Income (Loss) from Investment Operations			Distributions to Shareholders						Ratios to Average Net Assets/Supplemental Data
Year Ended September 30	Net Asset Value, Beginning of Year	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Net Investment Income	Net Realized Gain on Investments	Total Distributions	Redemption Fees(b)	Net Asset Value, End of Period	Total Return†	Net Assets, End of Period (in 000 ’s)	Net Investment Income (Loss)		Operating Expenses Net of Waivers/ Reimbursements		Operating Expenses Before Waivers/ Reimbursements		Portfolio Turnover Rate
SmallCap Equity Fund
Class AAA
2016(c)	$18.54	$(0.02)	$0.71	$0.69	—	$(3.04)	$(3.04)	$0.00	$16.19	3.0%	$6,525	(0.23	)%(d)	1.50	%(d)(e)	1.82	%(d)(e)	10%
2015	20.52	(0.09)	(0.29)	(0.38)	—	(1.60)	(1.60)	—	18.54	(2.4)	7,721	(0.47)		1.50	(e)	1.66	(e)	23
2014	19.83	(0.07)	0.76	0.69	—	—	—	0.00	20.52	3.5	15,649	(0.35)		1.50		1.57		13
2013	15.32	(0.01)	4.52	4.51	—	—	—	0.00	19.83	29.4	19,576	(0.05)		1.50		1.63		12
2012	12.85	(0.03)	2.87	2.84	—	(0.37)	(0.37)	0.00	15.32	22.5	16,170	(0.21)		1.50		1.65		39
2011	13.36	(0.12)	(0.39)	(0.51)	—	—	—	0.00	12.85	(3.8)	28,843	(0.73)		1.50		1.69		52
Class A
2016(c)	$18.02	$(0.04)	$0.70	$0.66	—	$(3.04)	$(3.04)	$0.00	$15.64	2.9%	$2,833	(0.48	)%(d)	1.75	%(d)(e)	2.07	%(d)(e)	10%
2015	20.05	(0.14)	(0.29)	(0.43)	—	(1.60)	(1.60)	—	18.02	(2.7)	3,258	(0.71)		1.75	(e)	1.91	(e)	23
2014	19.41	(0.12)	0.76	0.64	—	—	—	0.00	20.05	3.3	4,269	(0.60)		1.75		1.82		13
2013	15.03	(0.04)	4.42	4.38	—	—	—	0.00	19.41	29.1	4,668	(0.22)		1.75		1.88		12
2012	12.65	(0.06)	2.81	2.75	—	(0.37)	(0.37)	0.00	15.03	22.1	5,390	(0.42)		1.75		1.90		39
2011	13.18	(0.16)	(0.37)	(0.53)	—	—	—	0.00	12.65	(4.0)	4,965	(0.98)		1.75		1.94		52
Class C
2016(c)	$16.49	$(0.07)	$0.65	$0.58	—	$(3.04)	$(3.04)	$0.00	$14.03	2.7%	$2,701	(0.98	)%(d)	2.25	%(d)(e)	2.57	%(d)(e)	10%
2015	18.56	(0.22)	(0.25)	(0.47)	—	(1.60)	(1.60)	—	16.49	(3.2)	3,081	(1.21)		2.25	(e)	2.41	(e)	23
2014	18.06	(0.21)	0.71	0.50	—	—	—	0.00	18.56	2.8	4,186	(1.10)		2.25		2.32		13
2013	14.06	(0.11)	4.11	4.00	—	—	—	0.00	18.06	28.4	4,460	(0.72)		2.25		2.38		12
2012	11.91	(0.13)	2.65	2.52	—	(0.37)	(0.37)	0.00	14.06	21.5	5,261	(0.92)		2.25		2.40		39
2011	12.47	(0.22)	(0.34)	(0.56)	—	—	—	0.00	11.91	(4.5)	5,406	(1.50)		2.25		2.44		52
Class I
2016(c)	$18.90	$0.00 (b)	$0.73	$0.73	—	$(3.04)	$(3.04)	$0.00	$16.59	3.2%	$9,475	0.02	%(d)	1.25	%(d)(e)	1.57	%(d)(e)	10%
2015	20.85	(0.04)	(0.31)	(0.35)	—	(1.60)	(1.60)	—	18.90	(2.2)	9,778	(0.21)		1.25	(e)	1.41	(e)	23
2014	20.09	(0.02)	0.78	0.76	—	—	—	0.00	20.85	3.8	17,230	(0.09)		1.25		1.32		13
2013	15.50	0.04	4.57	4.61	$(0.02)	—	(0.02)	0.00	20.09	29.8	13,688	0.22		1.25		1.38		12
2012	12.96	0.04	2.87	2.91	—	(0.37)	(0.37)	0.00	15.50	22.8	12,752	0.23		1.25		1.40		39
2011	13.45	(0.07)	(0.42)	(0.49)	—	—	—	0.00	12.96	(3.6)	759	(0.46)		1.25		1.44		52

†	Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the year and sold at the end of the period including reinvestment of distributions and does not reflect applicable sales charges. Total return for a period of less than one year is not annualized.
(a)	Per share data is calculated using the average shares outstanding method.
(b)	Amount represents less than $0.005 per share.
(c)	For the six months ended March 31, 2016, unaudited.
(d)	Annualized.
(e)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. Had such payments not been made, the expense ratios for the six months ended March 31, 2016 would have been 1.51%, 1.76%, 2.26%, 1.26% for Class AAA, Class A, Class C, and Class I, respectively. For the year ended September 30, 2015, there was no impact on the expense ratios.

See accompanying notes to financial statements.

TETON Westwood Funds

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period:

		Income (Loss) from Investment Operations				Distributions to Shareholders							Ratios to Average Net Assets/Supplemental Data
Year Ended September 30	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain on Investments		Total From Investment Operations	Net Investment Income	Net Realized Gain on Investments		Total Distributions		Net Asset Value, End of Period	Total Return†	Net Assets, End of Period (in 000’s)	Net Investment Income/ Loss		Operating Expenses Net of Waivers/ Reimbursements		Operating Expenses Before Waivers/ Reimbursements		Portfolio Turnover Rate
Mid-Cap Equity Fund
Class AAA
2016(b)	$11.43	$(0.02)	$(0.00	)(c)	$(0.02)	—	$(0.48)		$(0.48)		$10.93	(0.4)%	$1,656	(0.32	)%(d)	1.50	%(d)(e)(f)	2.97	%(d)	9%
2015	11.54	(0.06)	0.07		0.01	—	(0.12)		(0.12)		11.43	0.1	2,004	(0.52)		1.51	(e)(f)	2.74		25
2014	10.48	(0.04)	1.10		1.06	—	(0.00	)(c)	(0.00	)(c)	11.54	10.2	1,679	(0.39)		1.51	(f)	4.27		22
2013(g)	10.00	(0.01)	0.49		0.48	—	—		—		10.48	4.8	661	(0.42	)(d)	1.50	(d)	3.88	(d)(h)	3
Class A
2016(b)	$11.37	$(0.03)	$(0.00	)(c)	$(0.03)	—	$(0.48)		$(0.48)		$10.86	(0.5)%	$329	(0.59	)%(d)	1.75	%(d)(e)(f)	3.22	%(d)	9%
2015	11.51	(0.09)	0.07		(0.02)	—	(0.12)		(0.12)		11.37	(0.2)	593	(0.77)		1.76	(e)(f)	2.99		25
2014	10.47	(0.08)	1.12		1.04	—	(0.00	)(c)	(0.00	)(c)	11.51	10.0	682	(0.69)		1.76	(f)	4.52		22
2013(g)	10.00	0.03	0.44		0.47	—	—		—		10.47	4.7	188	0.81	(d)	1.75	(d)	4.13	(d)(h)	3
Class C
2016(b)	$11.24	$(0.06)	$(0.00	)(c)	$(0.06)	—	$(0.48)		$(0.48)		$10.70	(0.8)%	$281	(1.08	)%(d)	2.25	%(d)(e)(f)	3.72	%(d)	9%
2015	11.43	(0.15)	0.08		(0.07)	—	(0.12)		(0.12)		11.24	(0.6)	274	(1.27)		2.26	(e)(f)	3.49		25
2014	10.45	(0.13)	1.11		0.98	—	(0.00	)(c)	(0.00	)(c)	11.43	9.4	239	(1.17)		2.26	(f)	5.02		22
2013(g)	10.00	(0.02)	0.47		0.45	—	—		—		10.45	4.5	74	(0.65	)(d)	2.25	(d)	4.63	(d)(h)	3
Class I
2016(b)	$11.49	$0.01	$(0.00	)(c)	$0.01	—	$(0.48)		$(0.48)		$11.02	(0.2)%	$1,994	0.19	%(d)	0.98	%(d)(e)(f)	2.72	%(d)	9%
2015	11.57	(0.03)	0.07		0.04	—	(0.12)		(0.12)		11.49	0.3	2,079	(0.27)		1.26	(e)(f)	2.49		25
2014	10.48	(0.01)	1.11		1.10	$(0.01)	(0.00	)(c)	(0.01)		11.57	10.5	2,345	(0.09)		1.26	(f)	4.02		22
2013(g)	10.00	(0.01)	0.49		0.48	—	—		—		10.48	4.8	1,155	(0.20	)(d)	1.25	(d)	3.63	(d)(h)	3

†

Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of distributions and does not reflect applicable sales charges. Total return for a period of less than one year is not annualized.

(a)	Per share data is calculated using the average shares outstanding method.
(b)	For the six months ended March 31, 2016, unaudited.
(c)	Amount represents less than $0.005 per share.
(d)	Annualized.
(e)

The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. Had such payments not been made, the expense ratios for the six months ended March 31, 2016 and the year ended September 30, 2015 would have been (1.55% and 1.54%) Class AAA, (1.80% and 1.79%) Class A, (2.30% and 2.29%) Class C, and (1.03% and 1.29%) Class I Shares, respectively.

(f)

The Fund incurred interest expense during the years ended September 30, 2015 and 2014. If interest expense had not been incurred, the ratio of operating expenses to average net assets would have been 1.50% (Class AAA), 1.75% (Class A), 2.25% (Class C), and 1.25% (Class I), respectively.

(g)	From the commencement of offering of Fund Shares on May 31, 2013 through September 30, 2013.
(h)

Certain non-recurring expenses incurred by the Fund were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total operating expense ratios before waivers and reimbursements would have been 10.11% (Class AAA), 10.36% (Class A), 10.86% (Class C), and 9.86% (Class I).

See accompanying notes to financial statements.

TETON Westwood Funds

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period:

		Income from Investment Operations			Distributions to Shareholders								Ratios to Average Net Assets/Supplemental Data
Year Ended September 30	Net Asset Value, Beginning of Year	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain on Investments	Total From Investment Operations	Net Investment Income		Total Distributions		Redemption Fees(a)		Net Asset Value, End of Period	Total Return†	Net Assets, End of Period (in 000’s)	Net Investment Income (Loss)		Operating Expenses Net of Waivers/ Reimbursements		Operating Expenses Before Waivers/ Reimbursements		Portfolio Turnover Rate
Income Fund
Class AAA
2016(b)	$10.53	$0.03	$0.31	$0.34	$(0.03)		$(0.03)		—		$10.84	3.2%	$5,491	0.57	%(c)	2.00	%(c)(d)	2.64	%(c)	11%
2015	11.79	0.04	(1.27)	(1.23)	(0.03)		(0.03)		—		10.53	(10.5)	5,525	0.31		2.00	(d)	2.40		19
2014	10.40	0.21	1.38	1.59	(0.20)		(0.20)		$0.00	(e)	11.79	15.5	6,240	1.86		2.00		2.42		31
2013	8.96	0.07	1.45	1.52	(0.08)		(0.08)		0.00	(e)	10.40	17.0	6,147	0.73		2.00		2.57		13
2012	7.65	0.10	1.31	1.41	(0.10)		(0.10)		0.00	(e)	8.96	18.5	5,151	1.22		2.00		2.82		11
2011	7.53	0.09	0.11	0.20	(0.08)		(0.08)		0.00	(e)	7.65	2.6	4,665	1.08		1.84		2.74		14
Class A
2016(b)	$10.87	$0.02	$0.31	$0.33	$(0.02)		$(0.02)		—		$11.18	3.1%	$856	0.30	%(c)	2.25	%(c)(d)	2.89	%(c)	11%
2015	12.18	0.01	(1.30)	(1.29)	(0.02)		(0.02)		—		10.87	(10.6)	1,081	0.06		2.25	(d)	2.65		19
2014	10.75	0.19	1.43	1.62	(0.19)		(0.19)		$0.00	(e)	12.18	15.2	1,013	1.63		2.25		2.67		31
2013	9.26	0.05	1.49	1.54	(0.05)		(0.05)		0.00	(e)	10.75	16.7	907	0.44		2.25		2.82		13
2012	7.91	0.07	1.37	1.44	(0.09)		(0.09)		0.00	(e)	9.26	18.3	389	0.78		2.25		3.07		11
2011	7.79	0.08	0.10	0.18	(0.06)		(0.06)		0.00	(e)	7.91	2.2	47	0.98		1.89		3.15		14
Class C
2016(b)	$11.59	$(0.01)	$0.35	$0.34	$(0.01)		$(0.01)		—		$11.92	2.9%	$964	(0.17	)%(c)	2.75	%(c)(d)	3.39	%(c)	11%
2015	13.04	(0.06)	(1.39)	(1.45)	(0.00	)(e)	(0.00	)(e)	—		11.59	(11.1)	943	(0.44)		2.75	(d)	3.15		19
2014	11.54	0.17	1.50	1.67	(0.17)		(0.17)		$0.00	(e)	13.04	14.6	1,045	1.30		2.75		3.17		31
2013	9.94	0.00 (e)	1.61	1.61	(0.01)		(0.01)		0.00	(e)	11.54	16.2	1,086	0.01		2.75		3.32		13
2012	8.49	0.03	1.46	1.49	(0.04)		(0.04)		0.00	(e)	9.94	17.6	1,307	0.36		2.75		3.57		11
2011	8.36	0.02	0.13	0.15	(0.02)		(0.02)		0.00	(e)	8.49	1.8	437	0.19		2.62		3.47		14
Class I
2016(b)	$10.56	$0.04	$0.31	$0.35	$(0.05)		$(0.05)		—		$10.86	3.3%	$235	0.82	%(c)	1.75	%(c)(d)	2.39	%(c)	11%
2015	11.80	0.07	(1.27)	(1.20)	(0.04)		(0.04)		—		10.56	(10.2)	251	0.56		1.75	(d)	2.15		19
2014	10.40	0.24	1.39	1.63	(0.23)		(0.23)		$0.00	(e)	11.80	15.8	290	2.15		1.75		2.17		31
2013	8.96	0.10	1.44	1.54	(0.10)		(0.10)		0.00	(e)	10.40	17.3	185	0.99		1.75		2.32		13
2012	7.65	0.12	1.31	1.43	(0.12)		(0.12)		0.00	(e)	8.96	18.8	126	1.43		1.75		2.57		11
2011	7.53	0.10	0.12	0.22	(0.10)		(0.10)		0.00	(e)	7.65	2.9	92	1.26		1.61		2.48		14

†

Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the year and sold at the end of the period including reinvestment of distributions and does not reflect applicable sales charges. Total return for a period of less than one year is not annualized.

(a)	Per share data is calculated using the average shares outstanding method.
(b)	For the six months ended March 31, 2016, unaudited.
(c)	Annualized.
(d)

The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. Had such payments not been made, the expense ratios for the six months ended March 31, 2016 and the year ended September 30, 2015 would have been (2.01% and 2.02%) Class AAA, (2.26% and 2.27%) Class A, (2.76% and 2.77%) Class C, and (1.76% and 1.77%) Class I Shares, respectively.

(e)	Amount represents less than $0.005 per share.

See accompanying notes to financial statements.

TETON Westwood Funds

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period:

		Income (Loss) from Investment Operations				Distributions to Shareholders					Ratios to Average Net Assets/Supplemental Data
Year Ended September 30	Net Asset Value, Beginning of Year	Net Investment Income (Loss)(a)		Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Net Investment Income	Net Realized Gain on Investments	Total Distributions	Net Asset Value, End of Period	Total Return†	Net Assets, End of Period (in 000’s)	Net Investment Income (Loss)		Operating Expenses(b)		Portfolio Turnover Rate
Equity Fund
Class AAA
2016(c)	$12.22	$0.03		$2.82	$2.85	$(0.15)	$(2.83)	$(2.98)	$12.09	7.0%	$54,081	0.57	%(d)	1.62	%(d)(e)	13%
2015	13.65	0.05		(0.09)	(0.04)	(0.06)	(1.33)	(1.39)	12.22	(0.9)	53,238	0.37		1.59	(e)	28
2014	11.88	0.05		1.76	1.81	(0.04)	—	(0.04)	13.65	15.3	60,587	0.37		1.59		51
2013	9.92	0.06		1.99	2.05	(0.09)	—	(0.09)	11.88	20.9	64,595	0.53		1.62	(f)	53
2012	7.81	0.08		2.11	2.19	(0.08)	—	(0.08)	9.92	28.3	70,017	0.84		1.59	(f)	41
2011	8.17	0.07		(0.38)	(0.31)	(0.05)	—	(0.05)	7.81	(3.8)	79,328	0.73		1.54	(f)	38
Class A
2016(c)	$12.19	$0.02		$2.71	$2.73	$(0.03)	$(2.83)	$(2.86)	$12.06	6.8%	$4,092	0.31	%(d)	1.87	%(d)(e)	13%
2015	13.61	0.02		(0.09)	(0.07)	(0.02)	(1.33)	(1.35)	12.19	(1.1)	3,125	0.12		1.84	(e)	28
2014	11.84	0.02		1.76	1.78	(0.01)	—	(0.01)	13.61	15.0	3,329	0.12		1.84		51
2013	9.89	0.03		1.99	2.02	(0.07)	—	(0.07)	11.84	20.5	3,256	0.27		1.87	(f)	53
2012	7.78	0.05		2.11	2.16	(0.05)	—	(0.05)	9.89	27.9	3,221	0.60		1.84	(f)	41
2011	8.13	0.04		(0.37)	(0.33)	(0.02)	—	(0.02)	7.78	(4.0)	3,445	0.44		1.79	(f)	38
Class C
2016(c)	$11.72	$(0.01)		$2.67	$2.66	—	$(2.83)	$(2.83)	$11.55	6.5%	$847	(0.20	)%(d)	2.37	%(d)(e)	13%
2015	13.18	(0.05)		(0.08)	(0.13)	—	(1.33)	(1.33)	11.72	(1.6)	684	(0.37)		2.34	(e)	28
2014	11.51	(0.05)		1.72	1.67	—	—	—	13.18	14.5	676	(0.38)		2.34		51
2013	9.62	(0.02)		1.93	1.91	$(0.02)	—	(0.02)	11.51	19.9	693	(0.22)		2.37	(f)	53
2012	7.56	0.01		2.05	2.06	—	—	—	9.62	27.3	784	0.10		2.34	(f)	41
2011	7.91	(0.00	)(g)	(0.35)	(0.35)	—	—	—	7.56	(4.4)	816	(0.02)		2.29	(f)	38
Class I
2016(c)	$12.21	$0.05		$2.70	$2.75	$(0.08)	$(2.83)	$(2.91)	$12.05	7.0%	$4,823	0.80	%(d)	1.37	%(d)(e)	13%
2015	13.64	0.08		(0.09)	(0.01)	(0.09)	(1.33)	(1.42)	12.21	(0.6)	4,340	0.61		1.34	(e)	28
2014	11.89	0.08		1.74	1.82	(0.07)	—	(0.07)	13.64	15.4	3,547	0.60		1.34		51
2013	9.93	0.09		1.99	2.08	(0.12)	—	(0.12)	11.89	21.2	2,204	0.84		1.37	(f)	53
2012	7.83	0.09		2.12	2.21	(0.11)	—	(0.11)	9.93	28.5	4,377	0.96		1.34	(f)	41
2011	8.19	0.10		(0.39)	(0.29)	(0.07)	—	(0.07)	7.83	(3.6)	1,258	1.07		1.29	(f)	38

†

Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the year and sold at the end of the period including reinvestment of distributions and does not reflect applicable sales charges. Total return for a period of less than one year is not annualized.

(a)	Per share data is calculated using the average shares outstanding method.
(b)

The Fund incurred interest expense during the years ended September 30, 2014, 2013, 2012, and 2011. This interest expense was paid for by prior years Custodian Fee Credits. The effect of interest expense was minimal.

(c)	For the six months ended March 31, 2016, unaudited.
(d)	Annualized.
(e)

The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For the six months ended March 31, 2016 and the year ended September 30, 2015, there was no impact on the expense ratios.

(f)

The ratios do not include a reduction for custodian fee credits on cash balances maintained with the custodian (“Custodian Fee Credits”). Including such Custodian Fee Credits, the ratios for the years ended September 30, 2013, 2012, and 2011 would have been 1.60%, 1.56%, and 1.52% (Class AAA), 1.85%, 1.81%, and 1.77% (Class A), 2.35%, 2.31%, and 2.27% (Class C), and 1.35%, 1.31%, and 1.27% (Class I) Shares, respectively. For the six months ended March 31, 2016 and September 30, 2015, there were no Custodian Fee Credits.

(g)	Amount represents less than $0.005 per share.

See accompanying notes to financial statements.

TETON Westwood Funds

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period:

		Income (Loss) from Investment Operations			Distributions to Shareholders					Ratios to Average Net Assets/Supplemental Data
Year Ended September 30	Net Asset Value, Beginning of Year	Net Investment Income(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Net Investment Income	Net Realized Gain on Investments	Total Distributions	Net Asset Value, End of Period	Total Return†	Net Assets, End of Period (in 000’s)	Net Investment Income		Operating Expenses††		Portfolio Turnover Rate
Balanced Fund
Class AAA
2016(b)	$11.72	$0.06	$0.52	$0.58	$(0.06)	$(0.82)	$(0.88)	$11.42	5.0%	$55,906	1.12	%(c)	1.34	%(c)	9%
2015	12.91	0.13	(0.08)	0.05	(0.13)	(1.11)	(1.24)	11.72	0.0	53,989	1.01		1.31	(d)	27
2014	12.76	0.14	1.07	1.21	(0.14)	(0.92)	(1.06)	12.91	9.9	69,187	1.07		1.29		39
2013	11.48	0.15	1.28	1.43	(0.15)	—	(0.15)	12.76	12.5	70,824	1.21		1.30		36
2012	9.86	0.16	1.62	1.78	(0.16)	—	(0.16)	11.48	18.2	78,999	1.47		1.30		34
2011	10.13	0.18	(0.27)	(0.09)	(0.18)	—	(0.18)	9.86	(1.0)	76,941	1.65		1.24		24
Class A
2016(b)	$11.78	$0.05	$0.52	$0.57	$(0.05)	$(0.82)	$(0.87)	$11.48	4.8%	$6,922	0.87	%(c)	1.59	%(c)	9%
2015	12.97	0.09	(0.07)	0.02	(0.10)	(1.11)	(1.21)	11.78	(0.2)	6,577	0.76		1.56	(d)	27
2014	12.82	0.11	1.07	1.18	(0.11)	(0.92)	(1.03)	12.97	9.5	6,443	0.83		1.54		39
2013	11.53	0.12	1.29	1.41	(0.12)	—	(0.12)	12.82	12.3	5,869	0.95		1.55		36
2012	9.90	0.13	1.64	1.77	(0.14)	—	(0.14)	11.53	17.9	5,121	1.21		1.55		34
2011	10.17	0.15	(0.26)	(0.11)	(0.16)	—	(0.16)	9.90	(1.2)	4,298	1.40		1.49		24
Class C
2016(b)	$11.92	$0.02	$0.53	$0.55	$(0.02)	$(0.82)	$(0.84)	$11.63	4.6%	$5,304	0.36	%(c)	2.09	%(c)	9%
2015	13.12	0.03	(0.08)	(0.05)	(0.04)	(1.11)	(1.15)	11.92	(0.8)	5,260	0.26		2.06	(d)	27
2014	12.95	0.04	1.09	1.13	(0.04)	(0.92)	(0.96)	13.12	9.0	5,350	0.32		2.04		39
2013	11.64	0.05	1.31	1.36	(0.05)	—	(0.05)	12.95	11.7	5,257	0.43		2.05		36
2012	9.99	0.08	1.65	1.73	(0.08)	—	(0.08)	11.64	17.4	4,932	0.72		2.05		34
2011	10.26	0.10	(0.27)	(0.17)	(0.10)	—	(0.10)	9.99	(1.7)	4,318	0.90		1.99		24
Class I
2016(b)	$11.70	$0.08	$0.52	$0.60	$(0.08)	$(0.82)	$(0.90)	$11.40	5.1%	$1,847	1.36	%(c)	1.09	%(c)	9%
2015	12.90	0.16	(0.09)	0.07	(0.16)	(1.11)	(1.27)	11.70	0.2	1,856	1.26		1.06	(d)	27
2014	12.76	0.17	1.06	1.23	(0.17)	(0.92)	(1.09)	12.90	10.0	2,438	1.35		1.04		39
2013	11.48	0.18	1.28	1.46	(0.18)	—	(0.18)	12.76	12.8	1,060	1.44		1.05		36
2012	9.85	0.19	1.63	1.82	(0.19)	—	(0.19)	11.48	18.4	872	1.74		1.05		34
2011	10.12	0.21	(0.27)	(0.06)	(0.21)	—	(0.21)	9.85	(0.7)	1,834	1.92		0.99		24

†

Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the year and sold at the end of the period including reinvestment of distributions and does not reflect applicable sales charges. Total return for a period of less than one year is not annualized.

††

The ratios do not include a reduction for custodian fee credits on cash balances maintained with the custodian (“Custodian Fee Credits”). Including such Custodian Fee Credits, the ratios for the years ended September 30, 2015, 2014, 2013, 2012, and 2011 would have been 1.32%, 1.27%, 1.28%, 1.27%, and 1.22% (Class AAA), 1.57%, 1.52%, 1.53%, 1.52%, and 1.47% (Class A), 2.07%, 2.02%, 2.03%, 2.02%, and 1.97% (Class C), and 1.07%, 1.02%, 1.03%, 1.02%, and 0.97% (Class I) Shares, respectively.

(a)	Per share data is calculated using the average shares outstanding method.
(b)	For the six months ended March 31, 2016, unaudited.
(c)	Annualized.
(d)

The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For the six months ended March 31, 2016 and the year ended September 30, 2015, there was no impact on the expense ratios.

See accompanying notes to financial statements.

TETON Westwood Funds

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period:

		Income (Loss) from Investment Operations			Distributions to Shareholders					Ratios to Average Net Assets/Supplemental Data
Year Ended September 30	Net Asset Value, Beginning of Year	Net Investment Income(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Net Investment Income	Net Realized Gain on Investments	Total Distributions	Net Asset Value, End of Period	Total Return†	Net Assets, End of Period (in 000’s)	Net Investment Income		Operating Expenses Net of Waivers/ Reimbursements		Operating Expenses Before Waivers/ Reimbursements		Portfolio Turnover Rate
Intermediate Bond Fund
Class AAA
2016(b)	$11.56	$0.08	$0.07	$0.15	—	$(0.22)	$(0.22)	$11.49	2.1%	$4,071	1.40	%(c)	1.00	%(c)	1.40	%(c)	24%
2015	11.59	0.18	(0.03)	0.15	$(0.18)	—	(0.18)	11.56	1.3	5,045	1.58		1.00		1.36		65
2014	11.68	0.15	(0.09)	0.06	(0.15)	—	(0.15)	11.59	0.5	5,174	1.29		1.00		1.38		16
2013	12.06	0.14	(0.36)	(0.22)	(0.15)	(0.01)	(0.16)	11.68	(1.9)	8,737	1.21		1.00		1.36		20
2012	11.91	0.19	0.22	0.41	(0.19)	(0.07)	(0.26)	12.06	3.5	11,230	1.56		1.00		1.33		15
2011	11.90	0.29	0.03	0.32	(0.29)	(0.02)	(0.31)	11.91	2.7	16,959	2.45		1.00		1.39		16
Class A
2016(b)	$11.55	$0.07	$0.08	$0.15	—	$(0.22)	$(0.22)	$11.48	2.0%	$852	1.30	%(c)	1.10	%(c)	1.50	%(c)	24%
2015	11.58	0.17	(0.03)	0.14	$(0.17)	—	(0.17)	11.55	1.2	809	1.48		1.10		1.46		65
2014	11.66	0.14	(0.08)	0.06	(0.14)	—	(0.14)	11.58	0.5	928	1.21		1.10		1.48		16
2013	12.04	0.13	(0.37)	(0.24)	(0.13)	(0.01)	(0.14)	11.66	(2.0)	1,066	1.06		1.10		1.46		20
2012	11.91	0.18	0.20	0.38	(0.18)	(0.07)	(0.25)	12.04	3.1	1,365	1.46		1.10		1.43		15
2011	11.90	0.27	0.04	0.31	(0.28)	(0.02)	(0.30)	11.91	2.6	842	2.33		1.10		1.49		16
Class C
2016(b)	$10.99	$0.03	$0.10	$0.13	—	$(0.22)	$(0.22)	$10.90	1.5%	$575	0.64	%(c)	1.75	%(c)	2.15	%(c)	24%
2015	11.01	0.09	(0.02)	0.07	$(0.09)	—	(0.09)	10.99	0.7	398	0.82		1.75		2.11		65
2014	11.09	0.06	(0.08)	(0.02)	(0.06)	—	(0.06)	11.01	(0.2)	503	0.55		1.75		2.13		16
2013	11.46	0.05	(0.36)	(0.31)	(0.05)	(0.01)	(0.06)	11.09	(2.7)	803	0.43		1.75		2.11		20
2012	11.32	0.09	0.21	0.30	(0.09)	(0.07)	(0.16)	11.46	2.7	1,772	0.80		1.75		2.08		15
2011	11.32	0.17	0.04	0.21	(0.19)	(0.02)	(0.21)	11.32	1.9	2,234	1.51		1.75		2.14		16
Class I
2016(b)	$11.57	$0.09	$0.05	$0.14	—	$(0.22)	$(0.22)	$11.49	2.1%	$14,254	1.65	%(c)	0.75	%(c)	1.15	%(c)	24%
2015	11.60	0.21	(0.03)	0.18	$(0.21)	—	(0.21)	11.57	1.6	13,022	1.82		0.75		1.11		65
2014	11.68	0.18	(0.08)	0.10	(0.18)	—	(0.18)	11.60	0.9	14,705	1.58		0.75		1.13		16
2013	12.06	0.17	(0.36)	(0.19)	(0.18)	(0.01)	(0.19)	11.68	(1.6)	11,910	1.45		0.75		1.11		20
2012	11.92	0.22	0.21	0.43	(0.22)	(0.07)	(0.29)	12.06	3.6	9,326	1.82		0.75		1.08		15
2011	11.91	0.32	0.03	0.35	(0.32)	(0.02)	(0.34)	11.92	3.0	125	2.68		0.75		1.14		16

†	Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the year and sold at the end of the period including reinvestment of distributions and does not reflect applicable sales charges. Total return for a period of less than one year is not annualized.
(a)	Per share data is calculated using the average shares outstanding method.
(b)	For the six months ended March 31, 2016, unaudited.
(c)	Annualized.

See accompanying notes to financial statements.

TETON Westwood Funds

Notes to Financial Statements (Unaudited)

1. Organization. The TETON Westwood Funds (the “Trust”) was organized as a Massachusetts business trust on June 12, 1986. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified open-end management investment company and currently consists of seven active separate investment portfolios: TETON Westwood Mighty MitesSM Fund (“Mighty MitesSM Fund”), TETON Westwood SmallCap Equity Fund (“SmallCap Equity Fund”), TETON Westwood Mid-Cap Equity Fund (“Mid-Cap Equity Fund”), TETON Westwood Income Fund (“Income Fund”), TETON Westwood Equity Fund (“Equity Fund”), TETON Westwood Balanced Fund (“Balanced Fund”), and TETON Westwood Intermediate Bond Fund (“Intermediate Bond Fund”), (individually, a “Fund” and collectively, the “Funds”), each with four classes of shares. Each class of shares outstanding bears the same voting, dividend, liquidation, and other rights and conditions, except that the expenses incurred in the distribution and marketing of such shares are different for each class.

The investment objectives of each Fund are as follows:

●	Mighty MitesSM Fund seeks to provide long term capital appreciation by investing primarily in micro-capitalization equity securities.

●	SmallCap Equity Fund seeks to provide long term capital appreciation by investing primarily in smaller capitalization equity securities.

●	Mid-Cap Equity Fund seeks to provide long term growth of capital and future income by investing primarily in mid-cap equity securities.

●	Income Fund seeks to provide a high level of current income as well as long term capital appreciation.

●	Equity Fund seeks to provide capital appreciation. The Equity Fund’s secondary goal is to produce current income.

●	Balanced Fund seeks to provide capital appreciation and current income resulting in a high total investment return consistent with prudent investment risk and a balanced investment approach.

●	Intermediate Bond Fund seeks to maximize total return, while maintaining a level of current income consistent with the maintenance of principal and liquidity.

2. Significant Accounting Policies. As an investment company, the Trust follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (“GAAP”) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Teton Advisors, Inc. (the “Adviser”). Investments in open-end investment companies are valued at each Underlying Fund’s NAV per share as of the report date.

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and

TETON Westwood Funds

Notes to Financial Statements (Unaudited) (Continued)

non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Funds’ investments in securities by inputs used to value the Funds’ investments as of March 31, 2016 is as follows:

	Valuation Inputs
	Level 1	Level 2 Other Significant	Level 3 Significant	Total Market Value
	Quoted Prices	Observable Inputs	Unobservable Inputs	at 3/31/16
MIGHTY MITESSM FUND
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Airlines	$3,280,800	—	$247,500	$3,528,300
Broadcasting	12,523,530	$939,414	—	13,462,944
Building and Construction	10,682,827	3,180,017	—	13,862,844
Business Services	36,689,650	100,891	—	36,790,541
Communications Equipment	3,152,361	39	—	3,152,400
Computer Software and Services	27,365,128	416,498	—	27,781,626
Consumer Products	25,764,558	41	31	25,764,630
Consumer Services	6,318,443	85,250	—	6,403,693
Diversified Industrial	97,981,862	276,745	—	98,258,607
Educational Services	474,100	—	476	474,576
Electronics	36,812,201	2,423,922	12,754	39,248,877
Energy and Utilities: Natural Gas	7,221,423	1,473,574	—	8,694,997
Environmental Control	4,519,293	173	—	4,519,466
Financial Services	57,280,174	400,159	700,000	58,380,333
Food and Beverage	39,983,187	177,737	—	40,160,924
Health Care	79,774,134	—	28,640	79,802,774
Manufactured Housing and Recreational Vehicles	7,139,739	1,962,854	—	9,102,593
Real Estate	19,435,861	942,190	212,307	20,590,358
Specialty Chemicals	25,348,955	3,474	—	25,352,429
Telecommunications	34,962,816	200,900	5,020	35,168,736
Transportation	2,297,332	—	465	2,297,797
Other Industries(a)	343,931,651	—	—	343,931,651
Total Common Stocks	882,940,025	12,583,878	1,207,193	896,731,096
Preferred Stocks(a)	1,824,513	—	—	1,824,513
Convertible Preferred Stocks(a)	—	2,740,194	171,927	2,912,121
Rights(a)	45,600	—	262,000	307,600
Warrants(a)	1,827	9,815	—	11,642
Corporate Bonds(a)	—	33,403	—	33,403
U.S. Government Obligations	—	92,625,889	—	92,625,889
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$884,811,965	$107,993,179	$1,641,120	$994,446,264

SMALLCAP EQUITY FUND
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks(a)	$20,380,883	—	—	$20,380,883
U.S. Government Obligations	—	$1,098,425	—	1,098,425
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$20,380,883	$1,098,425	—	$21,479,308

TETON Westwood Funds

Notes to Financial Statements (Unaudited) (Continued)

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Market Value at 03/31/16
MID-CAP EQUITY FUND
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks(a)	$ 4,215,329	—	—	$ 4,215,329
U.S. Government Obligations	—	$ 99,920	—	99,920
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$ 4,215,329	$ 99,920	—	$ 4,315,249

INCOME FUND
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks(a)	$ 7,298,494	—	—	$ 7,298,494
U.S. Government Obligations	—	$ 174,994	—	174,994
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$ 7,298,494	$ 174,994	—	$ 7,473,488

EQUITY FUND
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks(a)	$ 62,277,862	—	—	$ 62,277,862
Short Term Investments	1,602,794	—	—	1,602,794
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$ 63,880,656	—	—	$ 63,880,656

BALANCED FUND
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks(a)	$ 43,881,188	—	—	$ 43,881,188
Corporate Bonds(a)	—	$ 14,134,945	—	14,134,945
U.S. Government Agency Obligations	—	4,553,323	—	4,553,323
U.S. Government Obligations	—	4,528,051	—	4,528,051
Short Term Investments	3,072,786	—	—	3,072,786
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$ 46,953,974	$ 23,216,319	—	$ 70,170,293

INTERMEDIATE BOND FUND
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Corporate Bonds(a)	—	$ 12,052,416	—	$ 12,052,416
U.S. Government Agency Obligations	—	1,291,678	—	1,291,678
U.S. Government Obligations	—	4,486,588	—	4,486,588
Short Term Investments	$ 1,784,638	—	—	1,784,638
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$ 1,784,638	$ 17,830,682	—	$ 19,615,320

(a)  Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

The Mighty MitesSM Fund had transfers among Level 1, Level 2, and Level 3 of 1.43% during the period ended March 31, 2016.

The SmallCap Equity Fund, Mid-Cap Equity Fund, Income Fund, Equity Fund, Balanced Fund, and Intermediate Bond Fund did not have transfers among Level 1, Level 2, and Level 3 during the six months ended March 31, 2016. The Funds’ policy is to recognize transfers among Levels as of the beginning of the reporting period.

There were no Level 3 investments held at March 31, 2016 or September 30, 2015 for SmallCap Equity, Mid-Cap Equity Fund, Income Fund, Equity Fund, Balanced Fund, and Intermediate Bond Fund.

Additional Information to Evaluate Qualitative Information.

General. The Funds use recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of their securities, and use broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds is ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common and preferred equities, warrants, options, rights, and fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days or for which current bids are not available, or which are restricted as to transfer. Among the

TETON Westwood Funds

Notes to Financial Statements (Unaudited) (Continued)

factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Foreign Currency Translations. The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Funds and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Funds may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Funds may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

Restricted Securities. Each Fund may invest up to 10% (except for the Mighty MitesSM Fund, SmallCap Equity Fund, and Income Fund which may invest up to 15%) of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. At March 31, 2016, the Funds did not hold any restricted securities.

Investments in other Investment Companies. All Funds may invest, from time to time, in shares of other investment companies (or entities that would be considered investment companies but are excluded from the definition pursuant to certain exceptions under the 1940 Act) (the “Acquired Funds”) in accordance with the 1940 Act and related rules. Shareholders in these Funds would bear the pro rata portion of the periodic expenses of the Acquired Funds in addition to the Fund’s expenses. For the six months ended March 31, 2016, both the Mighty MitesSM Fund’s and Intermediate Bond Fund’s pro rata portion of the periodic expenses charged by the Acquired Funds was 1 basis point. For the six months ended March 31, 2016, the Equity Fund’s and Balanced Fund’s pro rata portion of the periodic expenses charged by the Acquired Funds was less than one basis point. During the six months ended March 31, 2016, the SmallCap Equity Fund, Mid-Cap Equity Fund, and Income Fund held no investments in other investment companies.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as a Fund becomes aware of such dividends.

TETON Westwood Funds

Notes to Financial Statements (Unaudited) (Continued)

Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

Custodian Fee Credits and Interest Expense. When cash balances are maintained in a Fund’s custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under each custody arrangement are included in custodian fees in the Statements of Operations with the corresponding expense offset, if any, shown as “Custodian fee credits.” When cash balances are overdrawn, a Fund is charged an overdraft fee equal to 90% of the current Treasury Bill rate on outstanding balances. These amounts, if any, would be included in the Statements of Operations.

Distributions to Shareholders. Distributions from net investment income are declared and paid annually for the Mighty MitesSM Fund, SmallCap Equity Fund, Mid-Cap Equity Fund, and Equity Fund, and quarterly for the Income Fund and Balanced Fund. The Intermediate Bond Fund declares dividends daily and pays those dividends monthly. Distributions of net realized gain on investments are normally declared and paid at least annually by each Fund. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Funds, timing differences, net operating loss write off, and differing characterizations of distributions made by the Funds. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Funds.

The tax character of distributions paid during the year ended September 30, 2015 was as follows:

	Mighty MitesSM Fund	SmallCap Equity Fund	Mid-Cap Equity Fund	Income Fund	Equity Fund	Balanced Fund	Intermediate Bond Fund
Distributions paid from:
Ordinary Income
(inclusive of short term capital gains)	—	—	$37,465	$17,074	$271,551	$1,479,039	$350,106
Net long term capital gains	$23,968,954	$3,156,477	18,169	—	6,552,450	5,654,653	—

Total distributions paid	$23,968,954	$3,156,477	$55,634	$17,074	$6,824,001	$7,133,692	$350,106

Provision for Income Taxes. The Funds intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Funds to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of the Funds’ net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

At September 30, 2015, the following Funds had net capital loss carryforwards for federal income tax purposes, which are available to reduce future required distributions of net capital gains to shareholders. The Funds are permitted to carry capital losses incurred after December 22, 2010 forward for an unlimited period as either short term or long term capital losses. In addition, these losses must be utilized prior to the losses incurred prior to that date, which are treated as short term capital losses. As a result, capital loss carryforwards incurred prior to December 22, 2010 may have an increased likelihood of expiring unused.

At September 30, 2015, the Income Fund had capital loss carryforwards of $1,281,482 and $62,766 expiring in 2018 and 2019, respectively.

TETON Westwood Funds

Notes to Financial Statements (Unaudited) (Continued)

The following summarizes the tax cost of investments and the related net unrealized appreciation at March 31, 2016:

	Mighty MitesSM Fund	SmallCap Equity Fund	Mid-Cap Equity Fund	Income Fund	Equity Fund	Balanced Fund	Intermediate Bond Fund
Aggregate cost of investments	$770,402,693	$18,372,836	$4,355,514	$6,034,647	$52,946,164	$60,793,129	$19,128,926

Gross unrealized appreciation	$315,089,101	$3,798,231	$407,284	$1,791,970	$11,791,805	$9,981,242	$487,481
Gross unrealized depreciation	(91,045,530)	(691,759)	(447,549)	(353,129)	(857,313)	(604,078)	(1,087)

Net unrealized appreciation/depreciation	$224,043,571	$3,106,472	$(40,265)	$1,438,841	$10,934,492	$9,377,164	$486,394

The Funds are required to evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Funds as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. As of March 31, 2016, the Adviser has reviewed all open tax years and concluded that there was no impact to the Funds’ net assets or results of operations. The Funds’ federal and state tax returns for the prior three fiscal years remain open, subject to examination by the Internal Revenue Service and state taxing authorities. On an ongoing basis, the Adviser will monitor the Funds’ tax positions to determine if adjustments to this conclusion are necessary.

3. Investment Advisory Agreements and Other Transactions. The Funds have entered into investment advisory agreements (the “Advisory Agreements”) with the Adviser which provide that the Funds will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% for the Mighty MitesSM Fund, SmallCap Equity Fund, Mid-Cap Equity Fund, Income Fund, and Equity Fund, 0.75% for the Balanced Fund, and 0.60% for the Intermediate Bond Fund, of the value of a Fund’s average daily net assets. In accordance with the Advisory Agreements, the Adviser provides a continuous investment program for the Funds’ portfolios, oversees the administration of all aspects of the Funds’ business and affairs, and pays the compensation of all Officers and Trustees of the Funds who are affiliated persons of the Adviser.

There was a reduction in the advisory fee paid to the Adviser relating to certain portfolio holdings, i.e., unsupervised assets, of the Mighty MitesSM Fund with respect to which the Adviser transferred dispositive and voting control to the Funds’ Proxy Voting Committee. During the six months ended March 31, 2016, the Funds’ Proxy Voting Committee exercised control and discretion over all rights to vote or consent with respect to such securities, and the Adviser reduced its fee with respect to such securities by $21,793.

The Adviser has contractually agreed to waive investment advisory fees and/or to reimburse expenses to the SmallCap Equity Fund, Mid-Cap Equity Fund, Income Fund, and Intermediate Bond Fund in the event annual expenses of such Funds exceed certain prescribed limits. Such fee waiver/reimbursement arrangements continue at least until January 31, 2017. For the six months ended March 31, 2016, the Adviser waived fees or reimbursed expenses in the amounts of $34,069, $34,483, $23,593, and $38,845 for the SmallCap Equity Fund, Mid-Cap Equity Fund, Income Fund, and Intermediate Bond Fund, respectively. In addition, the SmallCap Equity Fund, Income Fund, and Intermediate Bond Fund are obliged to repay the Adviser for a period of two fiscal years following the fiscal year in which the Adviser reimbursed the Funds only to the extent that the operating expenses of the Funds fall below the applicable expense limitation for Class AAA Shares of 1.50%, 2.00%, and 1.00%, respectively, and for Class A Shares of 1.75%, 2.25%, and 1.10%, respectively, and for Class C Shares of 2.25%, 2.75%, and 1.75%, respectively, and for Class I Shares of 1.25%, 1.75%, and 0.75%, respectively, of average daily net assets, the annual limitation under the Advisory Agreements. As of March 31, 2016, the cumulative unreimbursed amounts which may be recovered by the Adviser within the next two fiscal years are as follows:

	For the year ended September 30, 2014, expiring September 30, 2016	For the year ended September 30, 2015, expiring September 30, 2017	For the six months ended March 31, 2016, expiring September 30, 2018	Total
SmallCap Equity Fund	$32,802	$56,530	$34,069	$123,401
Income Fund	36,616	32,907	23,593	93,116
Intermediate Bond Fund	83,262	74,038	38,845	196,145

The Mid-Cap Equity Fund is obliged to repay the Adviser for a period of three fiscal years following the fiscal year in which the Adviser reimbursed the Fund, only to the extent that the operating expenses of the Fund falls below the applicable expense limitation for Class AAA of 1.50%, Class A of 1.75%, Class C of 2.25%, and Class I of 0.80%, of average daily net assets, the annual limitation under the Advisory Agreement. As of March 31, 2016, the cumulative unreimbursed amounts which may be recovered by the Adviser within the next three fiscal years are as follows:

TETON Westwood Funds

Notes to Financial Statements (Unaudited) (Continued)

	For the year ended September 30, 2013, expiring September 30, 2016	For the year ended September 30, 2014, expiring September 30, 2017	For the year ended September 30, 2015, expiring September 30, 2018	For the year ended September 30, 2016, expiring September 30, 2019	Total
Mid-Cap Equity Fund	$45,488	$92,134	$63,104	$34,483	$235,209

The Adviser has a Subadvisory Agreement with Westwood Management Corp. (the “Subadviser”) for the Equity Fund, Balanced Fund, and Intermediate Bond Fund. The Adviser paid the Subadviser out of its advisory fees with respect to these three Funds a fee, computed daily and payable monthly, in an amount equal on an annualized basis to the greater of (i) $150,000 per year on an aggregate basis for all applicable Funds or (ii) 35% of the net revenues to the Adviser from the applicable Funds.

The Adviser has a sub-administration agreement for each of the Funds with Gabelli Funds, LLC, an affiliate. Gabelli Funds, LLC has entered into an agreement with BNY Mellon Investment Servicing (US) Inc. to provide certain administrative services to the Funds.

As per the approval of the Board, the Mid-Cap Equity Fund compensates officers of the Fund, who are employed by the Fund and are not employed by the Adviser (although the officers may receive incentive based variable compensation from affiliates of the Adviser). For the six months ended March 31, 2016, the Fund paid or accrued $960 in payroll expenses in the Statement of Operations.

The Trust pays each Trustee who is not considered an affiliated person an annual retainer of $9,000 plus $2,000 for each Board meeting attended, and they are reimbursed by the Trust for any out of pocket expenses incurred in attending meetings. All Board committee members receive $1,000 per meeting attended, the Chairman of the Audit Committee receives a $3,000 annual fee, and the Lead Trustee receives an annual fee of $2,000. A Trustee may receive a single meeting fee, allocated among the participating funds, for attending certain meetings held on behalf of multiple funds. Trustees who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Trust.

4. Distribution Plan. The Trust’s Board has adopted a distribution plan (the “Plan”) for each class of shares, except Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Class AAA, Class A, and Class C Share Plans, payments are authorized to G.distributors, LLC (the “Distributor”), an affiliate of the Adviser, at annual rates of 0.25%, 0.50% (for the Intermediate Bond Fund’s Class A Shares at an annual rate of 0.35%), and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5. Portfolio Securities. Purchases and sales (including maturities) of securities during the six months ended March 31, 2016, other than short term securities, are as follows:

	Purchases (excluding U.S. Government Securities)	Sales (excluding U.S. Government Securities)	Purchases of U.S. Government Securities	Sales of U.S. Government Securities
Mighty MitesSM Fund	$38,558,910	$110,239,329	—	—
SmallCap Equity Fund	2,152,566	5,082,931	—	—
Mid-Cap Equity Fund	399,047	1,002,331	—	—
Income Fund	771,958	789,978	—	—
Equity Fund	8,050,807	9,024,086	—	—
Balanced Fund	5,407,735	7,473,313	$496,272	—
Intermediate Bond Fund	4,277,497	3,971,587	—	$593,699

6. Significant Shareholders. As of March 31, 2016, 47.9% of the Mid-Cap Equity Fund was beneficially owned by the Adviser and other affiliates, for which the affiliates and the Adviser have voting control.

7. Transactions with Affiliates and Other Arrangements. During the six months ended March 31, 2016, the Mighty MitesSM Fund and Income Fund paid brokerage commissions on security trades of $62,826 and $9, respectively, to G.research, LLC, an affiliate of the Adviser. Additionally, the Distributor retained a total of $40,060 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

Pursuant to Rule 17a-7 under the 1940 Act, the Funds may engage in purchase or sale transactions with other funds managed by the Adviser or an affiliated adviser. During the six months ended March 31, 2016, such transactions for the Mighty MitesSM Fund totaled $11,985

TETON Westwood Funds

Notes to Financial Statements (Unaudited) (Continued)

During the six months ended March 31, 2016, the Mighty MitesSM Fund, SmallCap Equity Fund, Mid-Cap Equity Fund, Income Fund, Equity Fund and Balanced Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. The amount of such expenses paid through this directed brokerage arrangement during this period was $1,528, $1,458, $1,150, $271, $678 and $808, respectively.

The cost of calculating each Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement. During the six months ended March 31, 2016, the Mighty MitesSM Fund, Equity Fund, and Balanced Fund each paid or accrued $22,500 to the Adviser in connection with the cost of computing these Funds’ NAVs. This expense was not charged during the six months ended March 31, 2016 for the SmallCap Equity Fund, Mid-Cap Equity Fund, Income Fund, and Intermediate Bond Fund.

8. Shares of Beneficial Interest. The Funds offer four classes of shares – Class AAA Shares, Class A Shares, Class C Shares, and Class I Shares. Class AAA Shares and Class I Shares are offered without a sales charge. Class A Shares are subject to a maximum front-end sales charge of 4.00% and Class C Shares are subject to a 1.00% contingent deferred sales charge for one year after purchase.

The Mighty MitesSM Fund, SmallCap Equity Fund, Mid-Cap Equity Fund, and Income Fund impose a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the respective Fund as an increase in paid-in capital. The redemption fees, if any, retained by the Fund during the six months ended March 31, 2016 and the year ended September 30, 2015, can be found in the Statements of Changes in Net Assets under Redemption Fees.

Transactions in shares of beneficial interest were as follows:

	Six Months Ended March 31, 2016 (Unaudited)	Year Ended September 30, 2015	Six Months Ended March 31, 2016 (Unaudited)	Year Ended September 30, 2015	Six Months Ended March 31, 2016 (Unaudited)	Year Ended September 30, 2015	Six Months Ended March 31, 2016 (Unaudited)	Year Ended September 30, 2015
	Mighty MitesSM Fund		SmallCap Equity Fund		Mid-Cap Equity Fund		Income Fund
Class AAA
Shares sold	578,999	1,876,375	27,457	40,710	15,924	50,974	36,778	116,255
Shares issued upon reinvestment of distributions	259,282	266,265	64,906	56,123	6,030	1,649	1,278	1,116
Shares redeemed	(1,645,059)	(5,967,973)	(105,807)	(442,812)	(45,767)	(22,866)	(56,163)	(122,200)

Net increase/(decrease) in Class AAA Shares	(806,778)	(3,825,333)	(13,444)	(345,979)	(23,813)	29,757	(18,107)	(4,829)

Class A
Shares sold	341,884	1,231,995	8,934	14,159	982	6,531	4,854	19,195
Shares issued upon reinvestment of distributions	138,595	118,516	27,375	15,562	1,717	575	144	135
Shares redeemed	(1,123,030)	(1,961,586)	(35,949)	(61,938)	(24,526)	(14,199)	(27,971)	(2,981)

Net increase/(decrease) in Class A Shares	(642,551)	(611,075)	360	(32,217)	(21,827)	(7,093)	(22,973)	16,349

Class C
Shares sold	463,090	3,670,354	41,561	15,224	1,581	3,724	1,781	6,684
Shares issued upon reinvestment of distributions	192,502	158,994	30,432	14,612	1,040	219	44	4
Shares redeemed	(1,338,289)	(4,380,129)	(66,249)	(68,572)	(705)	(501)	(2,254)	(5,531)

Net increase/(decrease) in Class C Shares	(682,697)	(550,781)	5,744	(38,736)	1,916	3,442	(429)	1,157

Class I
Shares sold	2,229,605	7,271,067	14,214	361,288	5,928	19,331	938	2,620
Shares issued upon reinvestment of distributions	301,121	276,914	85,940	24,667	7,465	2,109	99	91
Shares redeemed	(5,501,362)	(7,981,594)	(46,142)	(695,081)	(13,405)	(43,212)	(3,194)	(3,515)

Net increase/(decrease) in Class I Shares	(2,970,636)	(433,613)	54,012	(309,126)	(12)	(21,772)	(2,157)	(804)

TETON Westwood Funds

Notes to Financial Statements (Unaudited) (Continued)

Transactions in shares of beneficial interest (continued):

	Six Months Ended March 31, 2016 (Unaudited)	Year Ended September 30, 2015	Six Months Ended March 31, 2016 (Unaudited)	Year Ended September 30, 2015	Six Months Ended March 31, 2016 (Unaudited)	Year Ended September 30, 2015
	Equity Fund		Balanced Fund		Intermediate Bond Fund
Class AAA
Shares sold	59,150	92,359	318,322	399,699	26,341	61,913
Shares issued upon reinvestment of distributions	339,336	446,635	343,804	462,389	10,576	6,695
Shares redeemed	(280,646)	(622,891)	(373,627)	(1,612,887)	(118,837)	(78,739)

Net increase/(decrease) in Class AAA Shares	117,840	(83,897)	288,499	(750,799)	(81,920)	(10,131)

Class A
Shares sold	87,854	25,507	105,888	88,796	16,780	25,865
Shares issued upon reinvestment of distributions	23,526	24,840	38,399	47,650	1,832	1,139
Shares redeemed	(28,488)	(38,525)	(99,828)	(74,649)	(14,364)	(37,149)

Net increase/(decrease) in Class A Shares	82,892	11,822	44,459	61,797	4,248	(10,145)

Class C
Shares sold	13,443	28,053	55,196	66,680	19,548	17,718
Shares issued upon reinvestment of distributions	4,124	6,603	28,063	34,319	916	283
Shares redeemed	(2,550)	(27,620)	(68,496)	(67,665)	(3,945)	(27,481)

Net increase/(decrease) in Class C Shares	15,017	7,036	14,763	33,334	16,519	(9,480)

Class I
Shares sold	58,669	153,069	9,347	16,975	152,666	287,280
Shares issued upon reinvestment of distributions	22,834	23,085	11,649	16,266	31,553	21,125
Shares redeemed	(36,898)	(80,695)	(17,559)	(63,700)	(69,689)	(450,894)

Net increase/(decrease) in Class I Shares	44,605	95,459	3,437	(30,459)	114,530	(142,489)

9. Transactions in Securities of Affiliated Issuers. The 1940 Act defines affiliated issuers as those in which a Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the Mighty MitesSM Fund’s transactions in the securities of these issuers during the six months ended March 31, 2016 is set forth below:

	Beginning Shares	Shares Purchased	Shares Sold	Ending Shares	Dividend Income	Realized Gain	Market Value at March 31, 2016	Percent Owned of Shares Outstanding
ACME Communications Inc.*	1,135,036	—	(520,836)	614,200	—	—	—	—
Beasley Broadcast Group Inc., Cl. A	725,800	5,000	—	730,800	$ 65,772	—	$ 2,565,108	11.19%
Bel Fuse, Cl. A	170,323	3,000	—	173,323	20,559	—	2,423,922	7.95%
Burnham Holdings Inc., Cl. A	241,000	1,200	—	242,200	106,304	—	4,008,410	7.99%
Canterbury Park Holding Corp.	353,100	2,000	—	355,100	—	—	3,678,836	8.34%
The Eastern Co.	322,122	8,900	—	331,022	71,076	—	5,435,381	5.30%
Edgewater Technology Inc.	692,272	13,248	—	705,520	—	—	5,496,001	5.93%
General Chemical Group Inc.	267,226	—	—	267,226	—	—	3,474	8.59%
MOCON Inc.	381,537	6,100	—	387,637	84,840	—	5,368,772	6.69%
Sevcon Inc.	475,854	10,896	—	486,750	—	—	4,891,837	11.48%
SL Industries Inc.	273,600	600	—	274,200	—	—	9,322,800	6.92%
The L.S. Starrett Co., Cl. A	318,600	—	—	318,600	63,720	—	3,297,510	5.11%
Total					$412,271	—	$46,492,051

*	Security is no longer considered affiliated at March 31, 2016.

10. Indemnifications. The Funds enter into contracts that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of loss to be remote.

11. Subsequent Events. Management has evaluated the impact on the Funds of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

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TETON WESTWOOD FUNDS

TETON Westwood Mighty MitesSM Fund

TETON Westwood SmallCap Equity Fund

TETON Westwood Mid-Cap Equity Fund

TETON Westwood Income Fund

TETON Westwood Equity Fund

TETON Westwood Balanced Fund

TETON Westwood Intermediate Bond Fund

One Corporate Center

Rye, New York 10580-1422

General and Account Information:

800-WESTWOOD [800-937-8966]

fax: 914-921-5118

website: www.tetonadv.com

e-mail: info@tetonadv.com

Board of Trustees
ANTHONY J. COLAVITA		WERNER J. ROEDER, MD
President,		Former Medical Director,
Anthony J. Colavita, P.C.		Lawrence Hospital

JAMES P. CONN		SALVATORE J. ZIZZA
Former Chief Investment Officer,		Chairman,
Financial Security Assurance Holdings Ltd.		Zizza & Associates Corp.

KUNI NAKAMURA
President, Advanced Polymer, Inc.
Officers
BRUCE N. ALPERT		RICHARD J. WALZ
President		Chief Compliance Officer

ANDREA R. MANGO		AGNES MULLADY
Secretary		Treasurer

Investment Adviser

Teton Advisors, Inc.

Custodian

The Bank of New York Mellon

Distributor

G. distributors, LLC

Legal Counsel

Paul Hastings LLP

We have separated the portfolio managers’ commentaries from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio managers’ commentaries is unrestricted. Both the commentaries and the financial statements, including the portfolio of investments, will be available on our website at www.tetonadv.com.

This report is submitted for the information of the shareholders of the TETON Westwood Funds. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GABWWQ116SR

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management

              Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and

              Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The TETON Westwood Funds

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	6/6/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	6/6/2016

By (Signature and Title)*	/s/ Agnes Mullady
Agnes Mullady, Principal Financial Officer and Treasurer

Date	6/6/2016

*	Print the name and title of each signing officer under his or her signature.